As filed with the Securities and Exchange                     File No. 33-59749
Commission on April 19, 2004                                  File No. 811-8582
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 16 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

         Variable Annuity Account I of ING Insurance Company of America

                        ING Insurance Company of America

                              Corporate Center One
           2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

        Depositor's Telephone Number, including Area Code (610) 425-4139


         Linda E. Senker, Esq                Kimberly J. Smith, Esq.
                  ING                                  ING
          1475 Dunwoody Drive                  1475 Dunwoody Drive
      West Chester, PA 19380-1478          West Chester, PA 19380-1478
            (610) 425-4139                (610) 425-4139 (Name and Address
                                            of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
    --------

       X      on May 1, 2004, pursuant to paragraph (b) of Rule 485
    --------

                                     PART A

--------------------------------------------------------------------------------
                       CONTRACT PROSPECTUS -- MAY 1, 2004
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group or individual "ING Marathon Plus" deferred variable annuity contracts issued by ING Insurance Company of America (formerly known as Aetna Insurance Company of America) (the "Company", "we", "us", "our"). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3

     INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

-------------------------------------------- ----------------------------------------- -----------------------------------------
THE FUNDS                                    THE FUNDS (CONTINUED)                     THE FUNDS (CONTINUED)

o       Calvert Socially Balanced           o        ING T. Rowe Price Growth         o        ING VP Value Opportunity
        Portfolio                                    Equity Portfolio (Initial Class)          Portfolio
o       Fidelity(R)VIP Asset ManagerSM      o        ING UBS U.S. Large Cap Equity             (Class I)
        Portfolio (Initial Class)                    Portfolio (Initial I)            o        Janus Aspen Series Balanced
o       Fidelity(R)VIP Contrafund(R)        o        ING VP Balanced Portfolio                 Portfolio (Institutional Shares)
        Portfolio (Initial Class)                    (Class I)                        o        Janus Aspen Series Flexible
o       Fidelity(R)VIP Equity-Income        o        ING VP Bond Portfolio (Class I)           Income Portfolio (Institutional
        Portfolio (Initial Class)           o        ING VP Global Science and                 Shares)
o       Fidelity(R)VIP Growth Portfolio              Technology Portfolio (Class I)   o        Janus Aspen Series Growth
        (Initial Class)                     o        ING VP Growth and Income                  Portfolio (Institutional Shares)
o       Fidelity(R)VIP High Income                   Portfolio                        o        Janus Aspen Series MidCap
        Portfolio (Initial Class)                    (Class I)                                 Growth Portfolio (Institutional
o       Fidelity(R)VIP Index 500 Portfolio  o        ING VP Growth Portfolio (Class            Shares)
        (Initial Class)                              I)                               o        Janus Aspen Series Worldwide
o       Fidelity(R)VIP Overseas Portfolio   o        ING VP Index Plus LargeCap                Growth Portfolio (Institutional
        (Initial Class)                              Portfolio                                 Shares)
o       ING JPMorgan Fleming                         (Class I)                        o        MFS(R)Strategic Income Series
        International Portfolio (Initial    o        ING VP International Equity               (Initial Class)
        Class)                                       Portfolio                        o        MFS(R)Total Return Series
o       ING MFS Capital Opportunities                (Class I)                                 (Initial Class)
        Portfolio (Initial Class)           o        ING VP Money Market Portfolio    o        Oppenheimer Aggressive Growth
o       ING Salomon Brothers Aggressive              (Class I)                                 Fund/VA
        Growth Portfolio (Initial Class)    o        ING VP Small Company Portfolio   o        Oppenheimer Global Securities
                                                     (Class I)                                 Fund/VA
                                            o        ING VP Strategic Allocation      o        Oppenheimer Main Street Fund/VA
                                                     Balanced Portfolio (Class I)     o        Oppenheimer Strategic Bond
                                            o        ING VP Strategic Allocation               Fund/VA
                                                     Growth Portfolio (Class I)
                                            o        ING VP Strategic Allocation
                                                     Income Portfolio (Class I)

--------------------------------------------------------------------------------------------------------------------------------

IICA Marathon Plus - 131768

     THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III--Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-531-4547. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

     GETTING ADDITIONAL INFORMATION. You may obtain free of charge the May 1, 2004, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING USA Annuity and life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

     ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

     FIXED INTEREST OPTIONS.

     >    IICA Guaranteed Account (the Guaranteed Account)

     >    Fixed Account

     Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

     AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

     These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.


IICA Marathon Plus - 131768

TABLE OF CONTENTS

Contract Overview........................................................     4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase................     5

FEES TABLE...............................................................     6

CONDENSED FINANCIAL INFORMATION..........................................    10

INVESTMENT OPTIONS.......................................................    10

TRANSFERS AMONG INVESTMENT OPTIONS.......................................    12

PURCHASE AND RIGHTS......................................................    13

RIGHT TO CANCEL..........................................................    15

FEES ....................................................................    16

YOUR ACCOUNT VALUE.......................................................    21

WITHDRAWALS..............................................................    23

SYSTEMATIC DISTRIBUTION OPTIONS..........................................    25

DEATH BENEFIT............................................................    26

THE INCOME PHASE.........................................................    30

TAXATION.................................................................    34

OTHER TOPICS.............................................................    42

The Company -- Variable Annuity Account I -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Trading - Industry Developments -- Legal Matters and Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................    47

APPENDIX I-- IICA GUARANTEED ACCOUNT.....................................   I-1

APPENDIX II-- FIXED ACCOUNT..............................................  II-1

APPENDIX III-- DESCRIPTION OF UNDERLYING FUNDS........................... III-1

APPENDIX IV-- CONDENSED FINANCIAL INFORMATION............................  IV-1


IICA Marathon Plus - 131768

[sidebar]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call the Company's Customer Service Center at:

 P.O. Box 9271
 Des Moines, IA 50306-9271
 1-800-531-4547


SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS. Use one of the following addresses when sending additional purchase payments.

IF USING THE U.S. POSTAL SERVICE:

  ING
  Attn: Customer Service
  P.O. Box 9271
  Des Moines, IA 50306-9271

IF USING EXPRESS MAIL:

  ING
  Attn: Customer Service
  909 Locust Street
  Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.


[end sidebar]


CONTRACT OVERVIEW
-------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

-------------------------------------------------------------------------------
                                 CONTRACT DESIGN
-------------------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

 ------------------------------------------------------------------------------
                                 CONTRACT FACTS
 ------------------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."


IICA Marathon Plus - 131768

-------------------------------------------------------------------------------
                                 CONTRACT PHASES
-------------------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)


STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following Investment options:

(a)  Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.


II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

[side bar]

              -------------
               Payments to
              your Account
              -------------
                   Step 1
----------------------------------------------
      ING Insurance Company of America
----------------------------------------------
  (a)           Step 2              (b)
-----------    -------------------------------
  Fixed                VARIABLE ANNUITY
 Interest             SEPARATE ACCOUNT I
 Options
                Variable Investment Options
-----------    -------------------------------
                      THE SUBACCOUNTS
               ---------- ---------- ---------
                   A          B        ETC.
               ---------- ---------- ---------
                     Step 3
               ---------------------
                 Mutual     Mutual
                 Fund A     Fund B
               ---------- ----------

[end sidebar]


IICA Marathon Plus - 131768

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION

FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

[end sidebar]


FEE TABLE
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.


MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

(As a percentage of the purchase payments withdrawn.)


-------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
------------------------------------------------------------------------------

            YEARS FROM RECEIPT                          EARLY WITHDRAWAL
            OF PURCHASE PAYMENT                              CHARGE

                Less than 2                                    7%
         2 or more but less than 4                             6%
         4 or more but less than 5                             5%
         5 or more but less than 6                             4%
         6 or more but less than 7                             3%
                 7 or more                                     0%
 ------------------------------------------------------------------------------

                              ROTH IRA CONTRACTS: (1)

 ------------------------------------------------------------------------------

                 COMPLETED                              EARLY WITHDRAWAL
               ACCOUNT YEARS                                 CHARGE

                Less than 1                                    5%
         1 or more but less than 2                             4%
         2 or more but less than 3                             3%
         3 or more but less than 4                             2%
         4 or more but less than 5                             1%
                 5 or more                                     0%
 ------------------------------------------------------------------------------

 ANNUAL MAINTENANCE FEE ........................................  $30.00 (2)
 TRANSFER CHARGE ...............................................  $ 0.00 (3)
 --------------------------------------------------------------------------


IICA Marathon Plus - 131768

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

> Contracts other than Roth IRA Contracts Issued before May 1, 1998

     Mortality and Expense Risk Charge                       1.25% (4)
     Administrative Expense Charge                           0.15%
                                                             ------
     Total Separate Account Expenses                         1.40%
                                                             ======

> Roth IRA Contracts and Contracts Issued on or after May 1, 1998

     Mortality and Expense Risk Charge                       1.10% (4)
     Administrative Expense Charge                           0.15%
                                                             ------
     Total Separate Account Expenses                         1.25%
                                                             ======

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

2 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees -- Annual Maintenance Fee."

3 During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."


AMOUNT DURING THE INCOME PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

>    All Contracts

     Mortality and Expense Risk Charge                          1.25% (4)
     Administrative Expense Charge                       0.00%--0.25% (5)
                                                         -----------------
     Total Separate Account Expenses                     1.25%--1.50%
                                                         =================

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."

5 We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase -- Charges Deducted."


IICA Marathon Plus - 131768

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

--------------------------------------------------------- ----------- ----------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES (1)           MINIMUM    MAXIMUM
--------------------------------------------------------- ----------- ----------
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service      0.34%       1.38%
(12b-1) fees (2), and other expenses):
--------------------------------------------------------- ----------- ----------

1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.34 % to 1.15%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

2 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

EXAMPLES

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


IICA Marathon Plus - 131768

--------------------------------------------------------------------------------
FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS
--------------------------------------------------------------------------------

1) If you withdraw your entire account value at the end of the applicable time period:

      1 year          3 years          5 years          10 years

       $914            $1,412          $1,848           $3,155
--------------------------------------------------------------------------------

2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

      1 year          3 years          5 years          10 years

       $286             $876           $1,493            $3,155
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FOR ROTH IRA CONTRACTS
-------------------------------------------------------------------------------

1) If you withdraw your entire account value at the end of the applicable time period:

      1 year          3 years          5 years          10 years

       $630            $1,010          $1,419            $3,010
-------------------------------------------------------------------------------

2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

      1 year          3 years          5 years          10 years

       $271             $832           $1,419            $3,010
-------------------------------------------------------------------------------

    * This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).


IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
-------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. If available in your state, the IICA Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.


IICA Marathon Plus - 131768

SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>        Shared--bought by more than one company.

>        Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.


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

Transfers Among Investment Options
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the ontract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interest of other contract holders,

We reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.


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                                       12

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

Currently there are no waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.


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                                       13

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

PURCHASE AND RIGHTS
-------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus means both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.


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

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sump;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.


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


PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment amounts are as follows:

------------------------------------- -------------------- ---------------------
                                           NONQUALIFIED          QUALIFIED
------------------------------------- -------------------- ---------------------

Minimum Initial Purchase Payment              $5,000               $1,500
------------------------------------- -------------------- ---------------------

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
-------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.


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                                       16

[sidebar]

TYPES OF FEES

There are four types of fees or deductions that may affect your account.

TRANSACTION FEES

>    Early Withdrawal Charge

>    Annual Maintenance Fee

>    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS
IN THE SEPARATE ACCOUNT

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

FEES DEDUCTED BY THE FUNDS

>    Investment Advisory Fees

>    Other Expenses

PREMIUM AND OTHER TAXES


[end sidebar]


FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

-------------------------------------------------------------------------------
                     CONTRACTS OTHER THAN ROTH IRA CONTRACTS
-------------------------------------------------------------------------------

       YEARS FROM RECEIPT                     EARLY WITHDRAWAL
      OF PURCHASE PAYMENT                          CHARGE

          Less than 2                                 7%
    2 or more but less than 4                         6%
    4 or more but less than 5                         5%
    5 or more but less than 6                         4%
    6 or more but less than 7                         3%
    7 or more                                         0%
-------------------------------------------------------------------------------
                              ROTH IRA CONTRACTS (1)
-------------------------------------------------------------------------------

              COMPLETED                             EARLY WITHDRAWAL
            ACCOUNT YEARS                                CHARGE

             Less than 1                                  5%
      1 or more but less than 2                           4%
      2 or more but less than 3                           3%
      3 or more but less than 4                           2%
      4 or more but less than 5                           1%
      5 or more                                           0%
-------------------------------------------------------------------------------

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.


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                                       17

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

> Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

> Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the required minimum distribution by the Tax Code for your


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

> account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one year has elapsed since the account effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and


> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

o   Contracts other than Roth IRAs Issued before May 1, 1998             1.25%

o   Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts  1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase - Charges Deducted."


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


WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is offered;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for


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


certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table - Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

The Company receives compensation from a fund or its affiliate (other than the ING Partners, Inc. of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% of average net assets held in a fund by the Company. The fees are described in more detail in each fund prospectus.

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


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


YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.


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

[sidebar]

            ------------------------
            $5,000 Purchase Payment
            ------------------------
                       STEP 1
      ---------------------------------
      ING Insurance Company of America
      ---------------------------------
                   STEP 2
      ---------------------------------

  ------------------------------------------------
     Subaccount A        Subaccount B
   300 accumulation    100 accumulation     Etc.
        units                units
  ------------------------------------------------
                           STEP 3
  ------------------------------------------------
    Mutual                                Mutual
    Fund A                                Fund B
  ------------------------------------------------

[end sidebar]

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount I. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The Variable Annuity Account I purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount I ($2,000 divided by the current $20
     AUV).


STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.


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

WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

>    Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

[sidebar]

TAXES, FEES AND DEDUCTIONS Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[end sidebar]


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SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.


[sidebar]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[end sidebar]


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This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."


TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Service Center. Please contact our Service Center to learn what information is required for a request for payment to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT:An adjustment that may be made to amounts withdrawn from the Guaranteed Account.The adjustment may be positive or negative.

[end sidebar]

DEATH BENEFIT
--------------------------------------------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview-- Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)  The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary i

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b)  Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.


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


DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on ther settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)  The account value as of the date of death.


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


DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Required Minimum Distributions"));


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

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

     As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

     (a)  Continue the contract in the accumulation phase;

     (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

     (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

     In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies


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

[sidebar]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENt--Income Phase Payment

[end sidebar]

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

THE INCOME PHASE
-------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.


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

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

>    A first income phase payment of at least $50; and

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.


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

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on ther settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiarY.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.


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--------------------------------------------------------------------------------

LIFETIME INCOME PHASE PAYMENT OPTIONS

================================================================================


Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                    DEATH BENEFIT--NONE: All payments end upon the annuitant's death.

--------------------------- ----------------------------------------------------
Life Income --      LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed          payments guaranteed for your choice of 5 to 30 years or as
Payments            otherwise specified in the contract.

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments

Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives           It is possible that only one payment will be made if both
                    annuitants die before the second payment's due date.

                    CONTINUING PAYMENTS: When you select this option you choose for:

                    (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                    (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                    DEATH BENEFIT-- NONE: All payments end upon the death of both annuitants.

Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives,
Two Lives--         with payments guaranteed from 5 to 30 years or as otherwise
Guaranteed          specified in the contract.
Payments
                    CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after thefirst death.

                    DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

--------------------------------------------------------------------------------

Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund         DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: Following the
Option              annuitant's death, we will pay a lump-sum payment equal
limited             to the amount originally applied to the income phase payment
availability        option (less any premium tax) and less the total amount of
 --                 income payments paid.
fixed
payment
only)

--------------------------------------------------------------------------------

Life Income--Two    LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash
Refund Option       CONTINUING PAYMENTS: 100% of the payment to continue after
(limited            the first death.
availability--
fixed payment       DEATH BENEFIT-- PAYMENT TO THE BENEFICIARY: When both
only)               annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.

--------------------------------------------------------------------------------

NONLIFETIME INCOME PHASE PAYMENT OPTION

--------------------------------------------------------------------------------

Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30
Guaranteed          years. In certain cases a lump-sum payment may be requested
Payments            at any time (see below).

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

-------------------------------------------------------------------------------

LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

-------------------------------------------------------------------------------

CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

--------------------------------------------------------------------------------


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TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

     o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

     o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

     o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

     o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

     TAXATION PRIOR TO DISTRIBUTION

     We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

          DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity


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contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Variable Annuity Account I, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

     NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

TAXATION OF DISTRIBUTIONS

     GENERAL. When a withdrawal from a non-qualified Contract occurs the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.


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     10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

          TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

     o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

     o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

     o    Then, from any remaining "income on the contract"; and

     o    Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

          TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment


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

in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

          DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

          ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

          IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

          MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

          WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

     GENERAL

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the


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

terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

     DISTRIBUTIONS - GENERAL

     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

     DIRECT ROLLOVERS

     If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans


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

for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

     All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA -


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

See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

     ROTH IRAS - GENERAL

     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     Roth IRAs - Distributions

     A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.


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     Tax Sheltered Annuities - General

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TAX SHELTERED ANNUITIES - LOANS

     Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

          o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

          o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TAX SHELTERED ANNUITIES - DISTRIBUTIONS

     All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

          o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

          o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount,


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then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contract described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                             5100 West Lemon Street
                                    Suite 213
                              Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial include the following broker-dealers which are affiliated with the
Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.


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ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, INC.
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Occasionally ING Financial may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. ING Financial will reimburse such entities for expenses related to and may pay fees to such entities in return for these services. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

ING Financial may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. ING Financial may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

ING Financial may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. ING Financial will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Pursuant to agreements between ING Financial (as underwriter) and the distributor, commissions will be paid up to an amount currently equal to 6.5% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6.5% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel of the Company or its affiliates if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

Commissions, fees and related distribution expenses are paid out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.


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PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


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CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Variable Account I as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.


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CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account I
Offering and Purchase of Contracts
Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of ING Insurance Company of America

You may request an SAI by calling the Company at the number listed in "Contract Overview-- Questions: Contacting the Company."



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                                   APPENDIX I

                             IICA GUARANTEED ACCOUNT

--------------------------------------------------------------------------------

THE IICA GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account.

     We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation;"

>    Early withdrawal charge--see "Fees;" or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.


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If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.


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TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the
Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.


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                                   APPENDIX II

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

INTEREST RATES.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.


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                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS

--------------------------------------------------------------------------------


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

 LIST OF FUND NAME CHANGES

FORMER FUND NAME                                             CURRENT FUND NAME
 ----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio                            ING UBS U.S. Large Cap Equity Portfolio

Oppenheimer Main Street Growth & Income Fund/VA(R)           Oppenheimer Main Street Fund/VA(R)


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FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING PARTNERS, INC.

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ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO (Initial Class)     Seeks long-term growth of capital. Invests primarily (at
                                                                  least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity            foreign companies that the subadviser believes have high
      Company                                                     growth potential. Will normally invest in a number of
    INVESTMENT SUBADVISER:  J.P. Morgan Fleming Asset             issuers in several countries other than  the U.S. and will
      Management (London) Ltd.                                    invest in securities in both developed and developing
                                                                  markets.

-----------------------------------------------------------------------------------------------------------------------------------

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least
    (Initial Class)                                               65% of net assets) in common stocks and related
                                                                  securities, such as preferred stocks, convertible
    INVESTMENT ADVISER: ING Life Insurance and Annuity            securities and depositary receipts.
       Company
    INVESTMENT SUBADVISER: Massachusetts Financial Services
       Company

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


IICA Marathon Plus - 131768
                                                               III-1

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    INVESTMENT ADVISER:  ING Life Insurance and Annuity           stocks, convertible securities and depositary receipts, of
       Company                                                    emerging growth companies.
    INVESTMENT SUBADVISER:  Salomon Brothers Asset
       Management  Inc.

-----------------------------------------------------------------------------------------------------------------------------------

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                         Seeks long-term capital growth, and secondarily,
    (Initial Class)                                               increasing dividend income.  Invests primarily (at least
                                                                  80% of net assets under normal circumstances) in common
    INVESTMENT ADVISER:  ING Life Insurance and Annuity           stocks. Concentrates its investments in growth
       Company                                                    companies.  Investments in foreign securities are limited
    INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.        to 30% of total assets.

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ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income. Under
    (Initial Class) (formerly ING MFS Research Equity             normal circumstances, invests at least  80% of net assets
       Portfolio)                                                (plus borrowings for investment purposes, if any) in U.S.
    INVESTMENT ADVISER: ING Life Insurance and Annuity            equity securities.  Investments in equity securities may
       Company                                                    include dividend-paying securities, common stock and
    INVESTMENT SUBADVISER: UBS Global Asset Management Inc.       preferred stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING STRATEGIC ALLOCATION PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                      Seeks to provide total return (i.e., income and capital
    (Class I)                                                     appreciation, both realized and unrealized). Managed for
                                                                  investors seeking a balance between income and capital
                                                                  appreciation who generally have an investment horizon
    INVESTMENT ADVISER: ING Investments, LLC                      tolerance. Under normal market conditions, allocates assets among
    INVESTMENT SUBADVISER: Aeltus Investment                      several classes of equities, fixed-income securities (including
       Management, Inc.                                           up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35%
                                                                  fixed income and 5% money market instruments under neutral market conditions.

-----------------------------------------------------------------------------------------------------------------------------------

 ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO                   Seeks to provide capital appreciation.  Managed for
    (Class I)                                                     investors seeking capital appreciation who generally have
                                                                  an investment horizon exceeding 15 years and a high level
    INVESTMENT ADVISER:  ING Investments, LLC                     of risk tolerance.  Under normal market conditions,
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     allocates assets among several classes of equities,
    INVESTMENT                                                    fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments. The benchmark portfolio is 80% equities and 20%
                                                                  fixed income under neutral market conditions.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                      Seeks to provide total return consistent with preservation
    (Class I)                                                     of capital. Managed for investors primarily seeking total
                                                                  return consistent with capital preservation who generally
    INVESTMENT ADVISER: ING Investments, LLC                      have an investment horizon exceeding five years and a low
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     level of risk tolerance. Under normal market conditions,
                                                                  allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and
                                                                  10% money market instruments under neutral market
                                                                  conditions.

-----------------------------------------------------------------------------------------------------------------------------------

ING VARIABLE FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH AND INCOME PORTFOLIO                                Seeks to maximize total return through   investments in a
     (Class I)                                                    diversified portfolio of common stocks and securities
                                                                  convertible into common stock. Under normal market
    INVESTMENT ADVISER: ING Investments, LLC                      conditions, invests at least 65% of total assets in common
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     stocks that the Portfolio's subadviser believes have
                                                                  significant potential for capital appreciation or income
                                                                  growth or both.

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


IICA Marathon Plus - 131768
                                                               III-2

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO                    Seeks long-term capital appreciation. Normally invests at
    (Class I)                                                     least 80% of net assets in equity securities issued by
                                                                  science and technology companies in all market
    INVESTMENT ADVISER: ING Investments, LLC                      capitalization ranges. Will invest primarily in equity
    INVESTMENT SUBADVISER: Blackrock Advisors, Inc.               securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH PORTFOLIO (Class I)                                 Seeks growth of capital through investment in a diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                      stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Aeltus Investment                      believed to offer growth potential. Under normal market
       Management, Inc.                                           conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP PORTFOLIO                              Seeks to outperform the total return performance of the
    (Class I)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
                                                                  Index), while maintaining a market level of risk. Invests
    INVESTMENT ADVISER: ING Investments, LLC                      at least 80% of assets in stocks included in the S&P 500
    INVESTMENT SUBADVISER: Aeltus Investment                      Index. The subadviser's objective is to overweight those
       Management, Inc.                                           stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those
                                                                  stocks  that it believes will under perform the index.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP INTERNATIONAL EQUITY PORTFOLIO                             Seeks long-term capital growth primarily through
    (Class I)                                                     investment in a diversified portfolio of common stocks
                                                                  principally traded in countries outside of the United
    INVESTMENT ADVISER: ING Investments, LLC                      States. The Portfolio will not target any given level of
    INVESTMENT SUBADVISER: Aeltus Investment                      current income. Under normal market conditions, invests at
       Management, Inc.                                           least 80% of assets in equity securities and at least 65% of its assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP SMALL COMPANY PORTFOLIO (Class I)                          Seeks growth of capital primarily through investment in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stocks of companies with smaller
    INVESTMENT SUBADVISER: Aeltus Investment                      market capitalizations. Under normal market conditions,
       Management, Inc.                                           invests at least 80% of net assets in common stocks and
                                                                  securities convertible into common stock of
                                                                  small-capitalization companies.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP VALUE OPPORTUNITY PORTFOLIO (Class I)                      Seeks growth of capital primarily through the investment in a diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible in common stock.  Under normal market
    INVESTMENT SUBADVISER: Aeltus Investment                      conditions, invests at least 65% of total assets in common
       Management, Inc.                                           stocks and securities convertible into common stock.

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                               III-3

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

ING VP BALANCED PORTFOLIO, INC.

-----------------------------------------------------------------------------------------------------------------------------------


ING VP BALANCED PORTFOLIO, INC.  (Class I)                        Seeks to maximize investment return, consistent with
                                                                  reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                     diversified portfolio of one or more of the following
    INVESTMENT SUBADVISER:  Aeltus Investment                     asset classes: stocks, bonds and cash equivalents, based
       Management, Inc.                                           on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment
                                                                  prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets
                                                                  in debt (including money market instruments). The
                                                                  Portfolio may invest up to 15% of total assets in
                                                                  high-yield instruments.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP BOND PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP BOND  PORTFOLIO  (Class I)                                 Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    INVESTMENT ADVISER: ING Investments, LLC                      portfolio consisting of investment-grade corporate bonds,
    INVESTMENT SUBADVISER: Aeltus Investment                      and debt securities issued or guaranteed by the U.S.
       Management, Inc.                                           Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of assets
                                                                  in high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

ING VP MONEY MARKET PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------

ING VP MONEY  MARKET PORTFOLIO  (Class I)                         Seeks to provide high current return, consistent with
                                                                  preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                     in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  Aeltus Investment                     diversified portfolio of high-quality fixed income
       Management, Inc.                                           securities denominated in U.S. dollars, with short
                                                                  remaining maturities. THERE IS NO GUARANTEE THAT THE ING VP
                                                                  MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                  RETURN.

-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC.

-----------------------------------------------------------------------------------------------------------------------------------

CALVERT SOCIALLY BALANCED PORTFOLIO                               Seeks to achieve a competitive total return through an
                                                                  actively managed NON-DIVERSIFIED portfolio of stocks,
    INVESTMENT ADVISER: Calvert Asset Management Company, Inc.    bonds and money market instruments which offer income and
    INVESTMENT SUBADVISER: Brown Capital Management, Inc. and     capital growth opportunity and which satisfy the
    SsgA Funds Management, Inc.                                   investment and social criteria for the Portfolio.
                                                                  Typically invests about 60% of its assets in stocks and 40%
                                                                  in bonds or other fixed-income investments. Stock
                                                                  investments are primarily common stock in large-cap
                                                                  companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)  VIP ASSET  MANAGERSM  PORTFOLIO                      Seeks to obtain high total return with reduced risk over the long
   (Initial  Class)                                               term by allocating its assets among stocks, bonds
                                                                  and short-term instruments. Assets are allocated among
    INVESTMENT ADVISER: Fidelity Management & Research            stocks, bonds, and  short-term and money market
       Company                                                    instruments, maintaining neutral mix over time of 50% of (U.K.)
    INVESTMENT SUBADVISERS: Fidelity Management &  Research       assets in stocks, 40% of assets in bonds, and 10% of
    Inc.; Fidelity Management & Research (Far East)               assets in short-term and money market instruments.
    Inc.; Fidelity Investments Japan Limited; Fidelity
    Investments  Money Management, Inc.; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO (Initial Class)             Seeks long-term capital appreciation. Normally invests
                                                                  primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management & Research            Portfolio's investment adviser believes is not fully
       Company                                                       recognized by the public.
       INVESTMENT SUBADVISER: Fidelity Management &
          Research (U.K.) Inc.; Fidelity Management &
          Research (Far East) Inc.; Fidelity Investments
          Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO ( Initial Class)           Seeks reasonable income. Also considers the potential for
                                                                  capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research           exceeds the composite yield on the securities comprising
    Company                                                       the Standard & Poor's 500 Index. Normally invests at least
    INVESTMENT SUBADVISER: FMR Co., Inc.                          80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP GROWTH PORTFOLIO (Initial Class)                   Seeks to achieve capital appreciation. Normally invests
                                                                  primarily in common stocks of companies the investment
    INVESTMENT ADVISER: Fidelity Management & Research            adviser believes have above-average growth potential
    Company                                                       (often called "growth" stocks).
    INVESTMENT SUBADVISER: FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP HIGH INCOME  PORTFOLIO  (Initial Class)           Seeks a high level of current income while also considering growth of capital. Normally invests primarily
                                                                  in income-producing debt securities, preferred stocks and
    INVESTMENT ADVISER: Fidelity Management & Research            convertible securities, with an emphasis on lower-quality
    Company                                                       debt securities.
    INVESTMENT SUBADVISER: Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP INDEX 500 PORTFOLIO (Initial Class)                Seeks investment results that correspond to the total
                                                                  return of common stocks publicly traded in the United
    INVESTMENT ADVISER: Fidelity Management & Research            States, as represented by  the Standard & Poor's 500 Company
                                                                  Index (SM) (S&P 500(R)). Normally invests at least 80% of
    INVESTMENT SUBADVISER: Geode Capital Management, LLC          assets in common stocks included in the S&P 500(R).
       (Geode)

-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R)VIP OVERSEAS PORTFOLIO (Initial Class)                 Seeks long-term growth of capital.  Normally invests at
                                                                  least 80% of assets in non-U.S. securities, primarily in
    INVESTMENT ADVISER: Fidelity Management & Research            common stocks.
       Company
    INVESTMENT SUBADVISER:  Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity International Investment Advisors (U.K.)
    Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO                           Seeks long-term capital growth, consistent with
     (Institutional Class)                                        preservation of capital and balanced by current income.
                                                                  Normally invests 40-60% of its assets in securities
    INVESTMENT ADVISER: Janus Capital                             selected primarily for their growth potential and 40-60%
                                                                  of its assets in securities selected primarily for their
                                                                  income potential. Will limit its investment of
                                                                  high-yield/high-risk bonds to less than 35% of its net
                                                                  assets.  may invest without limit on foreign equity and
                                                                  debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - FLEXIBLE INCOME PORTFOLIO                    Seeks to obtain maximum total return, consistent with
    (Institutional Class)                                         preservation of capital.  Invests primarily in a wide
                                                                  variety of income-producing securities such as corporate
    INVESTMENT ADVISER: Janus Capital                             bonds and notes; government securities including agency
                                                                  securities; and preferred stock.  Will invest at least 80%
                                                                  of its assets in income-producing securities.  Will invest at least 65% of its assets in investment grade debt
                                                                  securities and will maintain a dollar-weighted average
                                                                  portfolio maturity of five to ten years.  May invest
                                                                  without limit in foreign debt and equity securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - GROWTH PORTFOLIO                             Seeks long-term growth of capital in a manner consistent
(Institutional Class)                                             with the preservation of capital. Invests primarily in
                                                                  common stocks selected for their growth potential.
    INVESTMENT ADVISER: Janus Capital                             Although it can invest in companies of any size, it generally invests in larger, more established companies. Will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets. May invest without limit in foreign equity and debt securities.

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


IICA Marathon Plus - 131768
                                                               III-5

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES - MIDCAP GROWTH PORTFOLIO                      Seeks long-term growth of capital. Invests, under normal
     (Institutional Class) (formerly Aggressive Growth)           circumstances, at least 80% of its net assets in equity
                                                                  securities of mid-sized companies whose market
    INVESTMENT ADVISER: Janus Capital                             capitalization falls, at the time of initial purchase, in
                                                                  the 12-month average of the capitalization range of the
                                                                  Russell MidCap Growth Index. Will limit its investment in
                                                                  high-yield/high-risk bonds to less than 20% of its net
                                                                  assets.  May invest without limit in foreign equity and
                                                                  debt securities.

-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO                     Seeks long-term growth of capital in a manner consistent
    (Institutional Class)                                         with the preservation of capital. Invests primarily in
                                                                  common stocks of companies of any size located throughout
    INVESTMENT ADVISER: Janus Capital                             the world. Normally invests in issuers from at least five
                                                                  different countries, including the United States. May,
                                                                  under unusual circumstances, invest in fewer than five
                                                                  countries or even in a single country. Will limit its
                                                                  investment of high-yield/high-risk bonds to less than 35%
                                                                  of its net assets.  May invest without limit in foreign
                                                                  equity and debt securities.

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


IICA Marathon Plus - 131768
                                                                III-5

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST (SM)

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MFS(R)STRATEGIC INCOME SERIES (Initial Class)                     A NONDIVERSIFIED fund that seeks to provide high current
                                                                  income by investing in fixed income securities.  Its
    INVESTMENT ADVISER: Massachusetts Financial                   secondary objective is to provide significant capital
         Services Company                                         appreciation.  Under normal market conditions, invests at
                                                                  least 65% of net assets in fixed income securities
                                                                  including:  U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities,
                                                                  corporate bonds and emerging market securities. The series may also invest in derivative securities.

-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) TOTAL RETURN SERIES (Initial Class)                        Seeks mainly to provide above-average income (compared to
    INVESTMENT ADVISER: Massachusetts Financial Services          a portfolio invested entirely in equity securities)
       Company                                                    consistent with the prudent employment of capital, and
                                                                  secondarily to provide reasonable opportunity for growth of capital and income. Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity
                                                                  securities) such as preferred stock; bonds, warrants or
                                                                  rights convertible into stock; and depositary receipts for those securities. The series generally seeks equity
                                                                  securities of companies believed to be undervalued. Invests at least 25% of net assets in non-convertible fixed income securities, including U.S. government securities, mortgage-
                                                                  and asset-backed securities and corporate bonds. The series may also invest in foreign securities.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                             Seeks capital appreciation by investing in "growth type"
                                                                  companies. Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    common stocks and can invest in other equity securities,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA                             Seeks long-term capital appreciation by investing a
                                                                  substantial portion of assets in securities of foreign
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    issuers, "growth-type" companies, cyclical industries and
                                                                  special situations that are considered to have
                                                                  appreciation possibilities.  Invests mainly in common
                                                                  stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S.
                                                                  and foreign countries.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND/VA                                   Seeks high total return (which includes growth in the
(formerly Oppenheimer Main Street Growth & Income Fund/VA)        value of its shares as well as current income) from equity and debt securities. Invests mainly in common stocks of
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    U.S. companies, and can also invest in other equity
                                                                  securities such as preferred stocks and securities
                                                                  convertible into common stocks.

-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC BOND FUND/VA                                Seeks a high level of current income principally derived
                                                                  from interest on debt securities. Invests mainly in debt
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    securities of issuers in three market sectors: foreign
                                                                  governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign
                                                                  companies.
-----------------------------------------------------------------------------------------------------------------------------------


IICA Marathon Plus - 131768
                                                                III-7

                                   APPENDIX IV

                         CONDENSED FINANCIAL INFORMATION

-------------------------------------------------------------------------------



EXCEPT FOR SUBACCOUNTS WHICH DID NOT COMMENCE OPERATIONS AS OF DECEMBER 31, 2003, THE FOLLOWING TABLES GIVE (1) THE ACCUMULATION UNIT VALUE (AUV) AT THE BEGINNING OF THE PERIOD, (2) THE AUV AT THE END OF THE PERIOD AND (3) THE TOTAL NUMBER OF ACCUMULATION UNITS OUTSTANDING AT THE END OF THE PERIOD FOR EACH SUBACCOUNT OF VARIABLE ANNUITY ACCOUNT I AVAILABLE UNDER THE CONTRACTS FOR THE INDICATED PERIODS. FOR THOSE SUBACCOUNTS THAT COMMENCED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT BEGINNING OF PERIOD" SHOWN IS THE VALUE AT FIRST DATE OF INVESTMENT. FOR THOSE SUBACCOUNTS THAT ENDED OPERATIONS DURING THE PERIOD ENDED DECEMBER 31, 2003 THE "VALUE AT END OF PERIOD" SHOWN IS THE VALUE AT THE LAST DATE OF INVESTMENT.

                                                                             TABLE I


                                     FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
                              (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

====================================================================================================================================

                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during
   December 1997)
Value at beginning of period                            $9.61   $11.092   $12.089   $12.656   $11.437    $9.976   $9.824
Value at end of period                                 $11.30     $9.61   $11.092   $12.089   $12.656   $11.437   $9.976
Number of accumulation units outstanding at end
   of period                                           26,484    11,931    11,652     8,297    12,298    12,288    3,258
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during
   April 1996)
Value at beginning of period                           $13.91   $15.458  $16.348    $17.257   $15.754   $13.888   $11.674  $10.539
Value at end of period                                 $16.18    $13.91  $15.458    $16.348   $17.257   $15.754   $13.888  $11.674
Number of accumulation units outstanding at end
   of period                                          264,759   304,707  322,613    335,446   388,585   408,019   272,786  104,229
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during
   March 1996)
Value at beginning of period                           $16.55   $18.515   $21.400   $23.242   $18.970   $14.802   $12.093  $10.273
Value at end of period                                 $20.96    $16.55   $18.515   $21.400   $23.242   $18.970   $14.802  $12.093
Number of accumulation units outstanding at end
   of period                                        1,061,457 1,144,943 1,299,125 1,565,470 1,826,356 1,853,911 1,682,029  540,936
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during
   January 1996)
Value at beginning of period                           $14.18   $17.311   $18.474   $17.279   $16.482   $14.974   $11.855  $10.301
Value at end of period                                 $18.22    $14.18   $17.311   $18.474   $17.279   $16.482   $14.974  $11.855
Number of accumulation units outstanding at end
   of period                                        1,817,918 2,000,319 2,297,364 2,335,570 2,597,042 2,792,889 2,292,971 1,000,050
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during
   January 1996)
Value at beginning of period                           $12.19   $17.693   $21.792   $24.826   $18.320   $13.320   $10.940   $9.005
Value at end of period                                 $15.97    $12.19   $17.693   $21.792   $24.826   $18.320   $13.320  $10.940
Number of accumulation units outstanding at
   end of period                                      979,747 1,125,586 1,296,071 1,572,341 1,858,232 1,869,306 1,399,424  870,922


IICA Marathon Plus - 131768


CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                             $9.04    $8.859   $10.180   $13.317   $12.488   $13.238   $11.410  $10.493
Value at end of period                                  $11.34     $9.04    $8.859   $10.180   $13.317   $12.488   $13.238  $11.410
Number of accumulation units outstanding at
   end of period                                       799,713   663,068   773,715   890,534 1,086,377 1,196,922   862,284  239,917
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                            $14.87   $19.397   $22.383   $25.027   $21.063   $16.646   $12.722  $10.828
Value at end of period                                  $18.83    $14.87   $19.397   $22.383   $25.027   $21.063   $16.646  $12.722
Number of accumulation units outstanding
   at end of period                                  1,196,859 1,193,376 1,469,435 1,723,480 1,838,819 1,953,506 1,375,721  384,282
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                             $9.59   $12.203   $15.701   $19.684   $13.997   $12.590   $11.447  $10.304
Value at end of period                                  $13.56     $9.59   $12.203   $15.701   $19.684   $13.997   $12.590  $11.447
Number of accumulation units outstanding
   at end of period                                    192,719   209,026   195,449   225,474   230,681   261,377   237,376  115,487
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
   (Funds were first received in this
   option during November 1997)
Value at beginning of period                             $8.39   $10.384   $14.415   $18.181   $11.640   $9.912    $9.791
Value at end of period                                  $10.71     $8.39   $10.384   $14.415   $18.181   $11.640   $9.912
Number of accumulation units outstanding
   at end of period                                    127,225   141,521   105,209    76,956    87,650    79,756    2,569
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during
   November 1997)
Value at beginning of period                            $8.84    $12.836   $17.303   $18.612   $12.686   $10.152   $10.009
Value at end of period                                  $11.16     $8.84   $12.836   $17.303   $18.612   $12.686   $10.152
Number of accumulation units outstanding
   at end of period                                    206,430   333,609   329,528   535,004   473,282   358,518   216,273
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
   (Funds were first received in this option
    during November 1997)
Value at beginning of period                             $6.63   $10.395  $14.097    $20.074   $13.494   $10.554   $10.689
Value at end of period                                   $9.03     $6.63   $10.395   $14.097   $20.074   $13.494   $10.554
Number of accumulation units outstanding at
   end of period                                     1,184,775 1,301,937 1,798,491 2,155,759 2,336,393 2,557,155 2,394,861
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option
   during November 1997)
Value at beginning of period                            $13.85   $18.318  20.694    $20.993    $17.406   $13.834   $13.560
Value at end of period                                  $17.89    $13.85  $18.318   $20.694    $20.993   $17.406   $13.834
Number of accumulation units outstanding at
   end of period                                       992,016 1,092,108 1,299,610 1,516,955 1,472,258 1,616,748 1,572,718
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option
   during November 1997)
Value at beginning of period                             $7.09    $9.574  $12.274    $13.032   $10.656    $8.786    $8.960
Value at end of period                                   $8.74     $7.09   $9.574    $12.274   $13.032   $10.656    $8.786
Number of accumulation units outstanding
   at end of period                                    739,569   916,120 1,177,274 1,421,458 1,550,656 1,761,234 1,615,395



IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
(Funds were first received in this option during
   February 1996)
Value at beginning of period                            $15.05   $17.016   $18.018   $18.376   $16.405   $14.228   $11.781  $10.582
Value at end of period                                  $17.64    $15.05   $17.016   $18.018   $18.376   $16.405   $14.228  $11.781
Number of accumulation units outstanding at
   end of period                                       240,188   273,826   315,543   364,760   387,565   369,652   314,447   59,639
ING VP BOND PORTFOLIO
(Funds were first received in this option during
   January 1996)
Value at beginning of period                            $14.47   $13.549   $12.637   $11.689   $11.943    11.201   $10.489   10.260
Value at end of period                                  $15.17    $14.47   $13.549   $12.637   $11.689   $11.943   $11.201  $10.489
Number of accumulation units outstanding at
   end of period                                       585,875   855,016    580,831  422,109   516,266   500,098   269,675   95,644
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option
during May 2000)
Value at beginning of period                            $2.56     $4.424    $5.824    $9.106
Value at end of period                                  $3.67      $2.56    $4.424    $5.824
Number of accumulation units outstanding at
   end of period                                      410,635    115,373    74,229    34,998
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option
   during January 1996)
Value at beginning of period                            $11.16   $15.096   $18.765   $21.374   $18.461   $16.354  $12.769   $10.101
Value at end of period                                  $13.88    $11.16   $15.096   $18.765   $21.374   $18.461  $16.354   $12.769
Number of accumulation units outstanding
   at end of period                                    624,677   718,631   896,573 1,015,824 1,172,637 1,217,448  946,796   299,882
ING VP GROWTH PORTFOLIO
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $10.40   $14.840   $20.638   $23.771   $17.862   $13.158  $10.667
Value at end of period                                  $13.36    $10.40   $14.840   $20.638   $23.771   $17.862  $13.158
Number of accumulation units outstanding
   at end of period                                     72,287    79,048   109,809   256.267   156,242   284,771   68,840
ING VP INDEX PLUS LARGECAP PORTFOLIO
   (The initial accumulation unit value was
   established at $10.000 during September
   1996 when the portfolio became available
   under the option)
Value at beginning of period                            $13.49   $17.439   $20.478   $22.923   $18.704   $14.414   $10.919  $10.000
Value at end of period                                  $16.78    $13.49   $17.439   $20.478   $22.923   $18.704   $14.414  $10.919
Number of accumulation units outstanding
 at end of period                                      279,207   305,209   345,653   445,665   536,795   654,767   271,628  2,960
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option
   during May 1998)
Value at beginning of period                             $6.20    $8.581   $11.434   $14.554    $9.754   $10.149
Value at end of period                                   $8.08     $6.20    $8.581   $11.434   $14.554    $9.754
Number of accumulation units outstanding
   at end of period                                     39,138    34,133    32,299    50,262    12,771     1,816
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option
   during February 1996)
Value at beginning of period                            $12.65   $12.624   $12.319    $11.744   $11.335   $10.900   $10.481  $10.151
Value at end of period                                  $12.58    $12.65   $12.624    $12.319   $11.744   $11.335   $10.900  $10.481
Number of accumulation units outstanding
   at end of period                                  1,135,320 2,039,666 2,045,640  1,690,766 2,775,866 2,041,170 1,409,840 799,456


IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $14.33   $18.926   $18.458   $17.540  $13.595    $13.638   $11.313
Value at end of period                                  $19.42    $14.33   $18.926   $18.458  $17.540    $13.595   $13.638
Number of accumulation units outstanding at
   end of period                                       409,801   357,092   342,594   343,701  136,571    225,982   188,818
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in
this option during July 1996)
Value at beginning of period                            $12.92   $14.481   $15.792   $15.949  $14.676    $14.054   $12.123   $10.932
Value at end of period                                  $15.22    $12.92   $14.481   $15.792  $15.949    $14.676   $14.054   $12.123
Number of accumulation units outstanding at
   end of period                                        63,658    34,383    33,977    39,050   42,322     40,712    29,532    6,330
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this
option during July 1996)
Value at beginning of period                            $12.62    $14.841  $17.018   $17.374   $15.409   $14.983   $12.674   $11.003
Value at end of period                                  $15.47     $12.62  $14.841   $17.018   $17.374   $15.409   $14.983   $12.674
Number of accumulation units outstanding at
end of period                                           64,273     52,779   57,017    66,806    74,094    83,798    72,383    91,927
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this
option during May 1996)
Value at beginning of period                            $13.70    $14.522  $15.088   $14.599   $13.825    $13.112  $11.613   $10.601
Value at end of period                                  $15.35     $13.70  $14.522   $15.088   $14.599    $13.825  $13.112   $11.613
Number of accumulation units outstanding at
end of period                                           97,343     98,588  114,194    79,712    94,121     95,815   60,533     8,642
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $13.32   $18.250   $20.480   $18.847   $15.985    $13.246  $10.856
Value at end of period                                  $16.37    $13.32   $18.250   $20.480   $18.847    $15.985  $13.246
Number of accumulation units outstanding
   at end of period                                    146,199   200,434   310,005   280,864   150,268    311,397   67,303
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                            $20.04   $21.723   $23.121   $23.983   $19.189    $14.492  $12.038   $10.836
Value at end of period                                  $22.53    $20.04   $21.723   $23.121   $23.983    $19.189  $14.492   $12.038
Number of accumulation units outstanding
   at end of period                                    524,993   719,490   735,326   810,586   893,140    927,779  533,138   165,079
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option
   during April 1996)
Value at beginning of period                            $16.03   $14.719   $13.857   $13.226   $13.202    $12.272  $11.136   $10.173
Value at end of period                                  $16.82    $16.03   $14.719   $13.857   $13.226    $13.202  $12.272   $11.136
Number of accumulation units outstanding
   at end of period                                    268,994   526,128   421,253   256,628   254,250    267,031  163,048    35,326
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option
   during March 1996)
Value at beginning of period                            $12.67   $17.490   $23.570   $27.974   $19.704    $14.731  $12.171   $11.002
Value at end of period                                  $16.46    $12.67   $17.490   $23.570   $27.974    $19.704  $14.731   $12.171
Number of accumulation units outstanding
   at end of period                                    489,456   649,852   947,186 1,129,263 1,130,099    807,576  684,113   255,831


IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        2003     2002       2001      2000      1999      1998      1997     1996
                                                        ----     ----       ----      ----      ----      ----      ----     ----
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this
   option during March 1996)
Value at beginning of period                            $10.60   $14.921   $24.996   $37.181   $16.729   $12.637   $11.376   $10.988
Value at end of period                                  $14.12    $10.60   $14.921   $24.996   $37.181   $16.729   $12.637   $11.376
Number of accumulation units outstanding
   at end of period                                    413,522   511,821   678,545   853,483   950,030   601,047   518,686   242,113
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this
   option during January 1996)
Value at beginning of period                            $15.53   $21.143   $27.649   $33.250   $20.506   $16.131   $13.393   $10.536
Value at end of period                                  $18.99    $15.53   $21.143   $27.649   $33.250   $20.506   $16.131   $13.393
Number of accumulation units outstanding
   at end of period                                  1,214,064 1,677,026 2,245,676 2,730,852 3,017,262 3,185,557 2,772,831 1,030,570
MFS(R) STRATEGIC INCOME SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996
when the fund became available under
the option)
Value at beginning of period                            $11.92   $11.153   $10.799   $10.440  $10.860    $10.207   $10.471   $10.000
Value at end of period                                  $12.97    $11.92   $11.153   $10.799  $10.440    $10.860   $10.207   $10.471
Number of accumulation units outstanding
   at end of period                                     91,007    84,628    48,322    49,082   36,450     69,957    52,302    20,479
MFS(R) TOTAL RETURN SERIES
(The initial accumulation unit value was
established at $10.000 during May 1996
when the fund became available under
the option)
Value at beginning of period                            $15.51   $16.586   $16.782   $14.669  $14.432    $13.030   $10.894   $10.000
Value at end of period                                  $17.79    $15.51   $16.586   $16.782  $14.669    $14.432   $13.030   $10.894
Number of accumulation units outstanding
at end of period                                       866,683   927,094   982,897   777,895  833,537    943,853   523,291   108,482
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option
during May 1997)
Value at beginning of period                            $10.34   $14.517   $21.423   $24.477  $13.520    $12.204  $10.516
Value at end of period                                  $12.80    $10.34   $14.517   $21.423  $24.477    $13.520  $12.204
Number of accumulation units outstanding
     at end of period                                  274,712   231,201   314,680   374,221  224,632    179,861   65,695
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $14.00   $18.231   $21.023   $20.287  $12.982    $11.539  $10.488
Value at end of period                                  $19.74    $14.00   $18.231   $21.023  $20.287    $12.982  $11.539
Number of accumulation units outstanding
   at end of period                                    331,983   249,877   160,239   254,046  115,002    134,449   87,559
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option
   during May 1997)
Value at beginning of period                            $10.10   $12.620   $14.248   $15.839  $13.199    $12.785  $10.497
Value at end of period                                  $12.63    $10.10   $12.620   $14.248  $15.839    $13.199  $12.785
Number of accumulation units outstanding
    at end of period                                   465,039   463,031   558,484   650,882  650,435    693,695  354,269
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option
   during May 1997)
Value at beginning of period                           $12.27    $11.583   $11.206   $11.072  $10.921    $10.764  $10.187
Value at end of period                                 $14.29     $12.27   $11.583   $11.206  $11.072    $10.921  $10.764
Number of accumulation units outstanding
   at end of period                                   354,744    325,820   274,579   229,784  285,712    328,546  128,720


IICA Marathon Plus - 131768

CONDENSED FINANCIAL INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            TABLE II

                                  FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
                              (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
===================================================================================================================================

                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.47    $10.919   $11.882    $12.421   $11.208    $10.596
Value at end of period                                                $11.16      $9.47   $10.919    $11.882   $12.421    $11.208
Number of accumulation units outstanding at end of period             11,187      7,060     8,516     10,043    12,257     11,121
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO (Funds were first
received in this
option during May 1998)
Value at beginning of period                                           $9.92    $11.005   $11.621    $12.248   $11.165    $10.607
Value at end of period                                                $11.56      $9.92   $11.005    $11.621   $12.248    $11.165
Number of accumulation units outstanding at end of period            104,395     86,026   105,390    102,250   117,415    152,533
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.00    $12.292   $14.186    $15.383   $12.537    $11.136
Value at end of period                                                $13.96     $11.00   $12.292    $14.186   $15.383    $12.537
Number of accumulation units outstanding at end of period            284,306    282,851   331,463    375,961   410,630    353,548
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.35    $11.401   $12.148    $11.346   $10.806    $10.957
Value at end of period                                                $12.03      $9.35   $11.401    $12.148   $11.346    $10.806
Number of accumulation units outstanding at end of period            477,417    482,335   502,916    484,590   576,813    476,634
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.87    $12.858   $15.812    $17.986   $13.253    $11.094
Value at end of period                                                $11.64      $8.87   $12.858    $15.812   $17.986    $13.253
Number of accumulation units outstanding at end of period            237,777    289,422   313,460    331,372   344,724    307,937
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $6.71     $6.572    $7.541     $9.849    $9.222    $10.292
Value at end of period                                                 $8.44      $6.71    $6.572     $7.541    $9.849     $9.222
Number of accumulation units outstanding at end of period            416,392    126,879   171,198    215,872   248,198    270,627
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.71    $11.342   $13.067    $14.589   $12.259    $11.159
Value at end of period                                                $11.04      $8.71   $11.342    $13.067   $14.589    $12.259
Number of accumulation units outstanding at end of period            275,998    318,692   360,463    425,196   738,298    409,685


IICA Marathon Plus - 131768
                                                                IV-6

CONDENSED FINANCIAL INFORMATION (CONTINUED)
====================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.23     $9.185   $11.800    $14.771   $10.487    $11.082
Value at end of period                                                $10.24      $7.23    $9.185    $11.800   $14.771    $10.487
Number of accumulation units outstanding at end of period             48,865     42,116    48,883     53,231    57,260     45,606
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (Funds were
first received in this
option during May 1998)
Value at beginning of period                                           $7.97     $9.855   $13.658    $17.201   $10.995    $11.145
Value at end of period                                                $10.19      $7.97    $9.855    $13.658   $17.201    $10.995
Number of accumulation units outstanding at end of period             32,476     34,668    35,605     34,335    34,698     30,516
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (Funds were first
received in this option during May 1998)
Value at beginning of period                                           $8.42    $12.203   $16.424    $17.640   $12.005    $11.503
Value at end of period                                                $10.64      $8.42   $12.203    $16.424   $17.640    $12.005
Number of accumulation units outstanding at end of period             83,398    119,891   126,600    145,704   145,648    108,102
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (Funds were first received in this option during May 1998)
Value at beginning of period                                           $5.83     $9.130   $12.362    $17.577   $11.797    $11.104
Value at end of period                                                 $7.96      $5.83    $9.130    $12.362   $17.577    $11.797
Number of accumulation units outstanding at end of period            123,870    146,220   178,926    204,067   258,892    205,549
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.69    $12.795   $14.433    $14.620   $12.103    $11.120
Value at end of period                                                $12.53      $9.69   $12.795    $14.433   $14.620    $12.103
Number of accumulation units outstanding at end of period            117,552    109,183   121,445    132,805   121,008    120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.79    $10.501   $13.442    $14.250   $11.634    $11.178
Value at end of period                                                 $9.61      $7.79   $10.501    $13.442   $14.250    $11.634
Number of accumulation units outstanding at end of period             88,444    110,061   137,737    145,226   154,290    131,761
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $10.44    $11.787   $12.462    $12.690   $11.312    $10.708
Value at end of period                                                $12.25     $10.44   $11.787    $12.462   $12.690    $11.312
Number of accumulation units outstanding at end of period            100,168    100,062    97,168    106,603   122,860    112,689
ING VP BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $12.93    $12.087   $11.256    $10.396   $10.606    $10.118
Value at end of period                                                $13.57     $12.93   $12.087    $11.256   $10.396    $10.606
Number of accumulation units outstanding at end of period            156,673    208,945   203,572    146,073   284,700    211,071


IICA Marathon Plus - 131768
                                                               IV-7

CONDENSED FINANCIAL INFORMATION (CONTINUED)
===================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option
during May 2000)
Value at beginning of period                                           $2.57     $4.435    $5.830     $8.850
Value at end of period                                                 $3.69      $2.57    $4.435     $5.830
Number of accumulation units outstanding at end of period             51,590     10,727     2,710      2,543
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $6.73     $9.087   $11.278    $12.827   $11.063    $11.063
Value at end of period                                                 $8.38      $6.73    $9.087    $11.278   $12.827    $11.063
Number of accumulation units outstanding at end of period            347,069    407,326   384,290    419,418   474,578    794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.60    $10.831   $15.039    $17.296   $12.977    $11.455
Value at end of period                                                 $9.78      $7.60   $10.831    $15.039   $17.296    $12.977
Number of accumulation units outstanding at end of period             31,978     37,025    50,862     89,897    74,875     75,506
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.10    $11.741   $13.766    $15.387   $12.535    $11.157
Value at end of period                                                $11.33      $9.10   $11.741    $13.766   $15.387    $12.535
Number of accumulation units outstanding at end of period            113,492    139,607   182,887    190,980   208,800    215,324
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                           $6.25     $8.630   $11.481    $14.592    $9.764     $9.851
Value at end of period                                                 $8.15      $6.25    $8.630    $11.481   $14.592     $9.764
Number of accumulation units outstanding at end of period              4,009      4,422     4,137      8,697     2,511      2,693
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.64    $11.603   $11.306    $10.762   $10.371    $10.097
Value at end of period                                                $11.60     $11.64   $11.603    $11.306   $10.762    $10.371
Number of accumulation units outstanding at end of period            309,034    604,639   896,013    726,382   370,653    319,753
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $10.31    $13.599   $13.243    $12.565    $9.724    $11.126
Value at end of period                                                $14.00     $10.31   $13.599    $13.243   $12.565     $9.724
Number of accumulation units outstanding at end of period            109,954     78,472   104,124    109,027    80,258     71,465
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO (Funds
were first received in this option during May 1998)
Value at beginning of period                                           $9.09    $10.179   $11.084    $11.177   $10.270    $10.504
Value at end of period                                                $10.73      $9.09   $10.179    $11.084   $11.177    $10.270
Number of accumulation units outstanding at end of period              6,168     12,126    17,957     16,607     9,394     18,307



IICA Marathon Plus - 131768
                                                               IV-8

CONDENSED FINANCIAL INFORMATION (CONTINUED)
===================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this
option during May 1998)
Value at beginning of period                                           $8.29     $9.733   $11.143    $11.359   $10.059    $10.694
Value at end of period                                                $10.18      $8.29    $9.733    $11.143   $11.359    $10.059
Number of accumulation units outstanding at end of period              9,774      5,274     6,934     16,321    16,116     17,615
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this
option during May 1998)
Value at beginning of period                                          $10.35    $10.953   $11.362    $10.978   $10.380    $10.404
Value at end of period                                                $11.61     $10.35   $10.953    $11.362   $10.978    $10.380
Number of accumulation units outstanding at end of period             11,808     16,425    29,205     23,848    29,162     29,301
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.76    $13.355   $14.964    $13.750   $11.644    $11.097
Value at end of period                                                $12.01      $9.76   $13.355    $14.964   $13.750    $11.644
Number of accumulation units outstanding at end of period             53,100     58,978    76,652     71,351    77,073    110,097
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $13.33    $14.430   $15.335    $15.883   $12.689    $10.904
Value at end of period                                                $15.01     $13.33   $14.430    $15.335   $15.883    $12.689
Number of accumulation units outstanding at end of period            182,266    245,428   253,441    293,340   325,243    230,693
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $12.95    $11.871   $11.159    $10.634   $10.599    $10.191
Value at end of period                                                $13.61     $12.95   $11.871    $11.159   $10.634    $10.599
Number of accumulation units outstanding at end of period             73,030    123,061    90,861     99,446   133,860    106,626
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.27    $11.399   $15.338    $18.177   $12.784    $11.091
Value at end of period                                                $10.76      $8.27   $11.399    $15.338   $18.177    $12.784
Number of accumulation units outstanding at end of period            126,620    181,345   218,936    276,793   316,527    178,276
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.29    $11.651   $19.488    $28.943   $13.003    $11.125
Value at end of period                                                $11.06      $8.29   $11.651    $19.488   $28.943    $13.003
Number of accumulation units outstanding at end of period             65,811     77,571    84,896    215,462   127,870     47,713
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $9.11    $12.388   $16.175    $19.422   $11.960    $11.375
Value at end of period                                                $11.16      $9.11   $12.388    $16.175   $19.422    $11.960
Number of accumulation units outstanding at end of period            260,932    347,181   414,975    505,764   554,475    420,428


IICA Marathon Plus - 131768
                                                               IV-9

CONDENSED FINANCIAL INFORMATION (CONTINUED)
===================================================================================================================================
                                                                      2003      2002       2001      2000       1999      1998
                                                                      ----      ----       ----      ----       ----      ----
MFS(R) STRATEGIC INCOME SERIES
(Funds were first received in this option during June 1998)
Value at beginning of period                                          $11.61    $10.847   $10.487    $10.123   $10.514    $10.032
Value at end of period                                                $12.66     $11.61   $10.847    $10.487   $10.123    $10.514
Number of accumulation units outstanding at end of period             16,101     10,801     1,891     11,556       885        591
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.83    $12.633   $12.762    $11.139   $10.942    $10.639
Value at end of period                                                $13.59     $11.83   $12.633    $12.762   $11.139    $10.942
Number of accumulation units outstanding at end of period            235,755    289,688   297,894    292,439   289,103    253,311
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $8.37    $11.742   $17.302    $19.738   $10.886    $11.304
Value at end of period                                                $10.38      $8.37   $11.742    $17.302   $19.738    $10.886
Number of accumulation units outstanding at end of period             81,904     71,288    85,254     99,767   114,364     88,310
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.88    $15.446   $17.784    $17.136   $10.949    $10.941
Value at end of period                                                $16.77     $11.88   $15.446    $17.784   $17.136    $10.949
Number of accumulation units outstanding at end of period             63,442     52,158    36,232     52,068    34,030     29,176
OPPENHEIMER MAIN STREET FUND (R)/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                           $7.79     $9.712   $10.948    $12.153   $10.111    $11.377
Value at end of period                                                 $9.75      $7.79    $9.712    $10.948   $12.153    $10.111
Number of accumulation units outstanding at end of period            206,573    201,949   229,847    235,409   263,646    232,433
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                          $11.35    $10.694   $10.330    $10.191   $10.037    $10.118
Value at end of period                                                $13.23     $11.35   $10.694    $10.330   $10.191    $10.037
Number of accumulation units outstanding at end of period             76,974     63,290    75,249     87,548   106,774     85,477




IICA Marathon Plus - 131768
                                                               IV-10

                                     PART B

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I
                                       OF
--------------------------------------------------------------------------------
                        ING INSURANCE COMPANY OF AMERICA


                       STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                   MAY 1, 2004



                                ING MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2004.

A free prospectus is available upon request from the local ING Insurance Company of America office or by writing to or calling our Service Center at:

                             Customer Service Center
                                  P.O. Box 9271
                            Des Moines, IA 50306-9271
                                 1-800-366-0066


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.




                                TABLE OF CONTENTS

                                                                     Page
 General Information and History
 Variable Annuity Account I
 Offering and Purchase of Contracts
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of ING Insurance Company of America             F-1
 Financial Statements of the Separate Account                         S-1

GENERAL INFORMATION AND HISTORY

ING Insurance Company of America (formerly Aetna Insurance Company of America) (the "Company", "we", "us", "our") issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. We are engaged in the business of issuing life insurance and annuities. Our Service Center is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC ING Financial is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $7,018.08, $81.46, and $215.69, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account I of ING Insurance Company of America.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation

(assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a phase payment of $276.07.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors for the separate account and for the Company for the year ended December 31, 2003. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)

                          INDEX TO FINANCIAL STATEMENTS

                                                                                 PAGE
                                                                                 ----
Report of Independent Auditors                                                    C-2

Financial Statements:

    Income Statements for the years ended
       December 31, 2003, 2002 and 2001                                           C-3

    Balance Sheets as of
       December 31, 2003 and 2002                                                 C-4

    Statements of Changes in Shareholder's Equity for the years ended
       December 31, 2003, 2002 and 2001                                           C-5

    Statements of Cash Flows for the years ended
       December 31, 2003, 2002 and 2001                                           C-6

    Notes to Financial Statements                                                 C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Insurance Company of America

We have audited the accompanying balance sheets of ING Insurance Company of America as of December 31, 2003 and 2002, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Insurance Company of America as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting for goodwill and other intangible assets effective January 1, 2002.


                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                                INCOME STATEMENTS
                                   (MILLIONS)

                                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                    2003              2002              2001
                                                               --------------   ---------------    --------------
Revenues:
   Fee income                                                  $          6.7    $          8.5    $         14.6
   Net investment income                                                  6.6               6.7               9.9
   Net realized capital gains (losses)                                    2.3              (2.4)              0.9
                                                               --------------    --------------    --------------
Total revenue                                                            15.6              12.8              25.4
                                                               --------------    --------------    --------------
Benefits, losses and expenses:
   Benefits:
     Interest credited and other benefits to policyholders                0.3               4.0               7.2
   Underwriting, acquisition, and insurance expenses:
     General expenses                                                     1.9               2.2               0.8
     Commissions                                                          1.8               2.1               2.4
     Policy acquisition costs deferred                                   (0.3)             (0.8)             (1.0)
   Amortization:
     Deferred policy acquisition costs and value
       of business acquired                                               3.6              10.6               4.8
     Goodwill                                                               -                 -               2.6
                                                               --------------    --------------    --------------
Total benefits, losses and expenses                                       7.3              18.1              16.8
                                                               --------------    --------------    --------------
Income (loss) before income taxes and cumulative
   effect of change in accounting principle                               8.3              (5.3)              8.6
Income tax expense (benefit)                                              2.0              (2.0)              3.7
                                                               --------------    --------------    --------------
Income (loss) before cumulative effect of change in
   accounting principle                                                   6.3              (3.3)              4.9
Cumulative effect of change in accounting principle                         -            (101.8)                -
                                                               --------------    --------------    --------------
Net income (loss)                                              $          6.3    $       (105.1)   $          4.9
                                                               ==============    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                                 BALANCE SHEETS
                          (MILLIONS, EXCEPT SHARE DATA)

                                                                                 AS OF DECEMBER 31,
                                                                                2003            2002
                                                                            ------------    ------------
ASSETS:
Investments:
Fixed maturities, available for sale, at fair value
   (amortized cost of $127.9 at 2003 and $121.6 at 2002)                    $      133.1    $      129.6
Cash and cash equivalents                                                            4.8             5.2
Accrued investment income                                                            1.3             1.5
Deferred policy acquisition costs                                                    0.9             1.2
Value of business acquired                                                          31.6            34.2
Other assets                                                                        19.7            14.5
Assets held in separate accounts                                                   660.7           622.0
                                                                            ------------    ------------
Total assets                                                                $      852.1    $      808.2
                                                                            ============    ============
LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Other policyholders' funds                                               $       86.6    $       91.1
Current income taxes                                                                 1.7             2.1
Deferred income taxes                                                                7.9             6.3
Other liabilities                                                                    2.6             0.8
Liabilities related to separate accounts                                           660.7           622.0
                                                                            ------------    ------------
Total liabilities                                                                  759.5           722.3
                                                                            ------------    ------------
Shareholder's equity:
Common stock (35,000 shares authorized; 25,500 issued
   and outstanding, $100 per share per value)                                        2.5             2.5
Additional paid-in capital                                                         181.2           181.2
Accumulated other comprehensive income                                               2.2             1.8
Retained deficit                                                                   (93.3)          (99.6)
                                                                            ------------    ------------
Total shareholder's equity                                                          92.6            85.9
                                                                            ------------    ------------
Total liabilities and shareholder's equity                                  $      852.1    $      808.2
                                                                            ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (MILLIONS)

                                                                              ACCUMULATED
                                                             ADDITIONAL          OTHER           RETAINED           TOTAL
                                             COMMON           PAID-IN        COMPREHENSIVE       EARNINGS       SHAREHOLDER'S
                                             STOCK            CAPITAL            INCOME          (DEFICIT)         EQUITY
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2000             $          2.5    $        181.3    $          0.2   $          0.6    $        184.6
Comprehensive income:
   Net income                                         -                 -                 -              4.9               4.9
   Other comprehensive income
     net of tax:
       Unrealized gain on securities
       ($1.7 pretax)                                  -                 -               1.1                -               1.1
                                                                                                                --------------
   Comprehensive income                                                                                                    6.0
Return of capital                                     -              (0.4)                -                -              (0.4)
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2001                        2.5             180.9               1.3              5.5             190.2
Comprehensive income:
   Net loss                                           -                 -                 -           (105.1)           (105.1)
   Other comprehensive income
     net of tax:
       Unrealized gain on securities
       ($0.8 pretax)                                  -                 -               0.5                -               0.5
                                                                                                                --------------
   Comprehensive loss                                                                                                   (104.6)
   SERP - transfer                                    -               0.3                 -                -               0.3
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2002                        2.5             181.2               1.8            (99.6)             85.9
Comprehensive income:
   Net income                                         -                 -                 -              6.3               6.3
   Other comprehensive income
     net of tax:
       Unrealized gain on securities
         ($0.6 pretax)                                -                 -               0.4                -               0.4
                                                                                                                --------------
   Comprehensive income                                                                                                    6.7
                                         --------------    --------------    --------------   --------------    --------------
Balance at December 31, 2003             $          2.5    $        181.2    $          2.2   $        (93.3)   $         92.6
                                         ==============    ==============    ==============   ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)
                            STATEMENTS OF CASH FLOWS
                                   (MILLIONS)

                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                        2003             2002             2001
                                                                    -------------    -------------    -------------
Cash Flows from Operating Activities:
   Net income (loss)                                                $         6.3    $      (105.1)   $         4.9
   Adjustments to reconcile net income (loss) to net cash
     provided by operating activities:
       Net amortization of discount on debt securities                        0.2                -                -
       Net realized capital (gain) losses                                    (2.3)             2.4             (0.9)
       (Increase) decrease in accrued investment income                       0.2              0.5             (0.4)
       (Increase) decrease in deferred policy acquisition costs               0.3             (0.4)             3.8
       (Increase) decrease in value of business acquired                      2.6             10.2                -
       Amortization of goodwill, net of adjustments                             -                -              2.6
       Goodwill impairment                                                      -            101.8                -
       Change in other assets and liabilities                                (6.7)             7.3              1.3
       Net change in amounts due to/from parent and affiliate                   -                -             (0.3)
       Provision for deferred income taxes                                    1.4              1.3              3.1
       Other, net                                                               -              0.1                -
                                                                    -------------    -------------    -------------
Net cash provided by operating activities                           $         2.0    $        18.1    $        14.1
                                                                    -------------    -------------    -------------

Cash Flows from Investing Activities:
   Proceeds from the sale of:
     Fixed maturities available for sale                                    192.0            117.2             67.6
     Short-term investments                                                     -                -              2.8
   Investment maturities and collections of:
     Fixed maturities available for sale                                     14.3             15.9             12.1
   Acquisition of investments:
     Fixed maturities available for sale                                   (210.3)          (128.1)           (71.3)
   Other, net                                                                (0.2)             0.7                -
                                                                    -------------    -------------    -------------
Net cash provided by (used for) investing activities                         (4.2)             5.7             11.2
                                                                    -------------    -------------    -------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                    7.7              8.0              6.3
   Maturities and withdrawals from insurance contracts                       (2.2)           (26.4)           (29.7)
   Return of capital                                                            -                -             (0.4)
   Transfers from (to) separate accounts                                     (3.7)             0.4            (11.2)
                                                                    -------------    -------------    -------------
Net cash provided by (used for) financing activities                          1.8            (18.0)           (35.0)
                                                                    -------------    -------------    -------------
Net increase (decrease) in cash and cash equivalents                         (0.4)             5.8             (9.7)
Cash and cash equivalents, beginning of period                                5.2             (0.6)             9.1
                                                                    -------------    -------------    -------------
Cash and cash equivalents, end of period                            $         4.8    $         5.2    $        (0.6)
                                                                    =============    =============    =============
Supplemental cash flow information:
   Income taxes (received) paid, net                                $         1.1    $        (1.3)   $         0.3
                                                                    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Insurance Company of America ("IICA," or the "Company"), formerly known as Aetna Insurance Company of America ("AICA"), is a provider of financial services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"). ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion") until March 30, 2003, which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion. As a result ILIAC is now a direct wholly-owned subsidiary of Lion.

     On December 13, 2000, ING America Insurance Holdings, Inc., ("ING AIH") an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     The Company has one operating segment, ING U.S. Financial Services ("USFS"), and all revenue reported by the Company comes from external customers.

     DESCRIPTION OF BUSINESS

     The Company principally offers annuity contracts to individuals on a qualified and non-qualified basis and to employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 408. The Company's products are offered primarily to individuals and employer-sponsored groups in the education market. The Company's products are generally sold through a managed network of broker/dealers and dedicated career agents.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $101.8 million. The Company, in accordance with FAS No. 142, recorded the

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                     YEAR ENDED
                                                                    DECEMBER 31,
     (MILLIONS)                                                         2001
                                                                    ------------
     Reported net income                                            $        4.9
     Add back goodwill amortization, net of tax                              2.6
                                                                    ------------
     Adjusted net income                                            $        7.5
                                                                    ============

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the (FASB) issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES-Deferral of the Effective Date of FASB Statement 133, FAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES - an Amendment of FASB No.133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the statements of income as part of realized capital gains and losses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that it has no investment or insurance products that require implementation of the guidance, and therefore, the guidance did not impact Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS," to clarify account and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46") . In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate, but in which it has a significant variable interest.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                          ASSET TYPE                                  PURPOSE            BOOK VALUE (1)    MARKET VALUE
     -------------------------------------------------------    --------------------    ---------------    ------------
     Private Corporate Securities - synthetic leases;
            project financings; credit tenant leases            Investment Holdings     $           3.0    $        3.1
     Commercial Mortgage Obligations (CMO)                      Investment Holdings                26.3            26.2
     Asset Backed Securities (ABS)                              Investment Holdings                 6.0             6.3
     Commercial Mortgage Backed Securities (CMBS)               Investment Holdings                 4.9             5.3

     (1)Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt during first quarter 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds. Realized capital gains and losses on all other investments are included in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Balance Sheet as "Securities pledged to creditors." The Company had no securities pledged to creditors at December 31, 2003 and 2002.

     The investment in affiliated mutual funds represents an investment in ING Investment Management ("IIM") managed mutual funds by the Company, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred policy acquisition costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENT ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Activity for the years ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)

     Balance at December 31, 2000                                    $     58.7
          Adjustment of allocation purchase price                          (7.6)
          Additions                                                         0.2
          Interest accrued at 7%                                            3.3
          Amortization                                                     (8.1)
                                                                     ----------
     Balance at December 31, 2001                                          46.5
          Adjustment for unrealized gain (loss)                            (2.1)
          Additions                                                         0.2
          Amortization                                                    (10.4)
                                                                     ----------
     Balance at December 31, 2002                                          34.2
          Adjustment for unrealized gain (loss)                             0.6
          Interest accrued at 7%                                            1.7
          Amortization                                                     (4.9)
                                                                     ----------
     Balance at December 31, 2003                                    $     31.6
                                                                     ==========

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $6.8 million, $5.4 million, $4.1 million, $3.2 million and $2.6 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $3.5 million before tax, or $2.3 million, net of $1.2 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $1.1 million before tax, or $0.7 million, net of $0.4 million of federal income tax expense.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 8.0% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Other Policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 8.7% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of policyholders, plan participants, and the Company.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, surrender expenses, and other fees are recorded as revenue as fee income. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     SEPARATE ACCOUNT

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such policyholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by its affiliates, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $3.3 million and $2.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 6.4% in 2003 and 3.0% to 7.3% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                         GROSS          GROSS
     2003                               AMORTIZED      UNREALIZED     UNREALIZED        FAIR
     (MILLIONS)                           COST           GAINS          LOSSES         VALUE
                                       ------------   ------------   ------------   ------------
     U.S. government and government
        agencies and authorities       $        7.6   $        0.4   $          -   $        8.0
     U.S. corporate securities:
        Public utilities                        4.1            0.1              -            4.2
        Other corporate securities             73.2            3.9            0.3           76.8
                                       ------------   ------------   ------------   ------------
     Total U.S. corporate securities           77.3            4.0            0.3           81.0
                                       ------------   ------------   ------------   ------------
     Foreign securities:
        Other                                   9.0            0.6              -            9.6
                                       ------------   ------------   ------------   ------------
     Total foreign securities                   9.0            0.6              -            9.6
                                       ------------   ------------   ------------   ------------
     Mortgage-backed securities                26.3            0.2            0.3           26.2
     Other asset-backed securities              7.7            0.6              -            8.3
                                       ------------   ------------   ------------   ------------
     Total fixed maturities            $      127.9   $        5.8   $        0.6   $      133.1
                                       ============   ============   ============   ============

     2002
     (MILLIONS)
     U.S. government and government
        agencies and authorities       $       27.9   $        1.1   $          -   $       29.0
     U.S. corporate securities:
        Public utilities                        6.2            0.2            0.2            6.2
        Other corporate securities             50.4            4.5            0.1           54.8
                                       ------------   ------------   ------------   ------------
     Total U.S. corporate securities           56.6            4.7            0.3           61.0
                                       ------------   ------------   ------------   ------------
     Foreign securities:
        Other                                   8.4            0.7              -            9.1
                                       ------------   ------------   ------------   ------------
     Ttoal foreign securities                   8.4            0.7              -            9.1
                                       ------------   ------------   ------------   ------------
     Mortgage-backed securities                22.0            1.3              -           23.3
     Other assets-backed securities             6.7            0.5              -            7.2
                                       ------------   ------------   ------------   ------------
     Total fixed maturities            $      121.6   $        8.3   $        0.3   $      129.6
                                       ============   ============   ============   ============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003 and 2002, net unrealized appreciation of $5.2 million and $8.0 million, respectively, on available-for-sale fixed maturities (including fixed maturities pledged to creditors in 2002) included $5.1 million and $7.3 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                                      UNREALIZED        FAIR
     (MILLIONS)                                                          LOSS          VALUE
                                                                     ------------   ------------
     Duration category:
       Less than six months below cost                               $        0.1   $       16.4
       More than six months and less than twelve months below cost            0.5           29.4
                                                                     ------------   ------------
     Fixed maturities                                                $        0.6   $       45.8
                                                                     ============   ============

     The losses more than 6 months and less than 12 months in duration of $0.5 million are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                       AMORTIZED        FAIR
     (MILLIONS)                                                           COST         VALUE
                                                                     ------------   ------------
     Due to mature:
       One year or less                                              $        8.2   $        8.5
       After one year through five years                                     42.2           44.4
       After five years through ten years                                    28.2           28.9
       After ten years                                                       10.4           11.5
       Mortgage-backed securities                                            33.0           33.5
       Other asset-backed securities                                          5.9            6.3
                                                                     ------------   ------------
     Fixed maturities                                                $      127.9   $      133.1
                                                                     ============   ============

     At December 31, 2003 and 2002, fixed maturities with fair values of $6.7 million and $6.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have investments in equity securities at December 31, 2003 or 2002.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS. FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     CASH AND CASH EQUIVALENTS: The carrying amounts for these assets approximate the assets' fair value.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                   2003                         2002
                                        ---------------------------   ---------------------------
                                          CARRYING         FAIR          CARRYING        FAIR
     (MILLIONS)                            VALUE          VALUE           VALUE         VALUE
                                        ------------   ------------   ------------   ------------
     Assets:
       Fixed maturities                 $      133.1   $      133.1   $      129.6   $      129.6
       Cash and cash equivalents                 4.8            4.8            5.2            5.2
     Investment contract liabilities:
       With a fixed maturity                     1.6            1.5            1.4            1.4
       Without a fixed maturity                 17.6           17.6           12.6           12.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                              2003             2002             2001
                                        --------------   --------------   --------------
     Fixed maturities                   $          7.4   $          7.9   $          8.9
     Cash equivalents                                -              0.1              0.5
     Other                                           -                -              1.0
                                        --------------   --------------   --------------
     Gross investment income                       7.4              8.0             10.4
     Less: investment expenses                     0.8              1.3              0.5
                                        --------------   --------------   --------------
     Net investment income              $          6.6   $          6.7   $          9.9
                                        ==============   ==============   ==============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Net investment income includes amounts allocable to experience rated policyholders of $5.7 million, $2.8 million and $7.3 million, for the years ended December 31, 2003, 2002 and 2001, respectively. Interest credited to policyholders is included in current and future benefits.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003 and 2002.

     The Insurance Departments of the State of Florida and the State of Connecticut (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles accepted in the United States of America. Statutory net income was $5.0 million, $2.5 million and $1.1 million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $68.3 million and $63.7 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains of $1.6 million, $1.7 million and $1.3 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in Other policyholders' funds on the Balance Sheets. Net unamortized gains (losses) allocable to experienced rated policyholders were $1.3 million, $0.1 million and $(1.1) million at December 31, 2003, 2002 and 2001, respectively.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related policyholders) were as follows:

                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Proceeds on sales                             $        192.0   $        117.2   $         67.6
     Gross gains                                              4.4              0.6              0.9
     Gross losses                                             2.1              3.0                -

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated policyholders) were as follows:

                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Fixed maturities                              $         (0.6)  $          0.4   $            -
     Equity securities                                          -                -              0.1
     Other                                                    1.2              0.4              1.6
                                                   --------------   --------------   --------------
        Subtotal                                              0.6              0.8              1.7
     Less: Increase in deferred income taxes                  0.2              0.3              0.6
                                                   --------------   --------------   --------------
     Net changes in accumulated
        other comprehensive income                 $          0.4   $          0.5   $          1.1
                                                   ==============   ==============   ==============

     Net unrealized capital gains allocable to experience-rated contracts of $5.1 million and $7.3 million at December 31, 2003 and 2002, respectively, are reflected on the Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated policyholders:

                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Net unrealized capital gains:
     Fixed maturities                              $          0.1   $          0.7   $          0.3
     Other                                                    3.3              2.1              1.7
                                                   --------------   --------------   --------------
                                                              3.4              2.8              2.0
     Less: deferred income taxes                              1.2              1.0              0.7
                                                   --------------   --------------   --------------
     Net accumulated other comprehensive income    $          2.2   $          1.8   $          1.3
                                                   ==============   ==============   ==============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated policyholders) were as follows:

                                                     YEAR ENDED       YEAR ENDED,      YEAR ENDED,
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
     (MILLIONS)                                        2003             2002             2001
                                                   --------------   --------------   --------------
     Unrealized holding gains arising during
        the year (1)                               $          0.6   $          0.8   $          1.7
     Less: reclassification adjustment for gains
        and other items included in net
        income (2)                                            0.2              0.3              0.6
                                                   --------------   --------------   --------------
     Net unrealized gains on securities            $          0.4   $          0.5   $          1.1
                                                   ==============   ==============   ==============

     (1) Pretax unrealized holding gains arising during the year were $0.9 million, $1.3 million and $2.6 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains and other items included in net income were $0.3 million, $0.5 million and $0.9 million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   INCOME TAXES

     The Company files a consolidated federal income tax return with its parent, ILIAC. The Company has a tax allocation agreement with ILIAC whereby the Company is charged by its parent for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     (MILLIONS)                                         2003              2002              2001
                                                   --------------    --------------    --------------
     Current taxes (benefits):
       Federal                                     $         (0.1)   $         (1.4)   $          1.6
       State                                                    -               0.2                 -
       Net realized capital gains                             0.9               0.5               0.2
                                                   --------------    --------------    --------------
     Total current taxes (benefits)                           0.8              (0.7)              1.8
                                                   --------------    --------------    --------------
     Deferred taxes (benefits):
       Federal                                                1.3               0.1               1.8
       Net realized capital gains (losses)                   (0.1)             (1.4)              0.1
                                                   --------------    --------------    --------------
     Total deferred taxes (benefits)                          1.2              (1.3)              1.9
                                                   --------------    --------------    --------------
     Total                                         $          2.0    $         (2.0)   $          3.7
                                                   ==============    ==============    ==============

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                     YEAR ENDED         YEAR ENDED,        YEAR ENDED,
                                                    DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
     (MILLIONS)                                         2003               2002               2001
                                                   --------------     --------------     --------------
     Income (loss) before income taxes and
       cumulative effect of change in accounting
       principle                                   $          8.3     $         (5.3)    $          8.6
     Tax rate                                                  35%                35%                35%
                                                   --------------     --------------     --------------
     Application of the tax rate                              2.9               (1.9)               3.0
     Tax effect of:
       State income tax, net of federal benefit                 -                0.1                  -
       Excludable dividends                                  (0.6)              (0.3)              (0.2)
       Goodwill amortization                                    -                  -                0.9
       Other, net                                            (0.3)               0.1                  -
                                                   --------------     --------------     --------------
     Income taxes (benefits)                       $          2.0     $         (2.0)    $          3.7
                                                   ==============     ==============     ==============

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                             2003              2002
                                                                      --------------     --------------
     Deferred tax assets:
       Insurance reserves                                             $          2.9     $          5.4
       Deferred policy acquisition costs                                         1.4                1.9
       Unrealized gains allocable to experience-rated contracts                  1.8                2.5
       Guaranty fund assessments                                                 0.1                0.1
       Other                                                                     0.6                0.1
                                                                      --------------     --------------
     Total gross assets                                                          6.8               10.0
                                                                      --------------     --------------
     Deferred tax liabilities:
       Value of business acquired                                               11.0               12.7
       Net unrealized capital gains                                              3.6                3.5
       Other                                                                     0.1                0.1
                                                                      --------------     --------------
     Total gross liabilities                                                    14.7               16.3
                                                                      --------------     --------------
     Net deferred tax liability                                       $          7.9     $          6.3
                                                                      ==============     ==============

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

8.   BENEFIT PLANS

     The Company utilizes the employees of ING and its affiliates, primarily ILIAC. Benefit charges to the Company for the years ended December 31, 2003, 2002 and 2001were not significant. There were no pension benefit charges allocated to the Company from the ING Americas Retirement Plan for 2003, 2002 or 2001. During 2003, the Company was not allocated charges related to the Supplemental ING Retirement Plan for Aetna Financial Services that covers certain employees of ING Life Insurance Company of America and its affiliates. During 2002, liabilities totaling $0.3 million were allocated to the Company related to the SERP. During 2003, 2002 or 2001, there were no matching contribution charges allocated to the Company from the ING Americas Savings Plan and ESOP.

9.   RELATED PARTY TRANSACTIONS

     RECIPROCAL LOAN AGREEMENT

     The Company maintains a revolving loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, IICA can borrow up to 0.5% of its statutory admitted assets as of the prior December 31 from ING AIH. Interest on any IICA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, IICA incurred an immaterial amount of interest expense for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003 and 2002, IICA did not have any outstanding borrowings from ING AIH under this agreement.

     CAPITAL TRANSACTIONS

     The Company did not receive capital contributions in 2003, 2002 or 2001.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

10.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     The Company occupies space that is leased by ILIAC or other affiliates. Expenses associated with these offices are allocated on a direct and indirect basis to the Company. Under the lease agreements, the Company incurred an immaterial amount of rent expense for the years ended December 31, 2003, 2002 and 2001, respectively.

     COMMITMENTS

     At December 31, 2003 and 2002, the Company had no commitments or contingent liabilities.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systematic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of ReliaStar Life Insurance Company ("ReliaStar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by ReliaStar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not received special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

     QUARTERLY DATA (UNAUDITED)

     Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

     The following tables show the previously reported and restated amounts for each of the periods affected.

                                                      FIRST     SECOND     THIRD     FOURTH
                                                    --------   --------   -------   --------
     AS REPORTED
     2003 MILLIONS
     Total revenue                                  $    4.7   $    5.7   $   3.8   $    1.4
                                                    --------   --------   -------   --------
     Income from continuing operations
       before income taxes                               0.2        3.5       2.9        1.7
     Less: Income tax expense                              -        0.8       0.7        0.5
                                                    --------   --------   -------   --------
     Income from continuing operations                   0.2        2.7       2.2        1.2
                                                    --------   --------   -------   --------
     Net income                                     $    0.2   $    2.7   $   2.2   $    1.2
                                                    ========   ========   =======   ========

                                                      FIRST    SECOND*     THIRD*    FOURTH
                                                    --------   --------   --------  --------
     AS RESTATED
     2003 MILLIONS
     Total revenue                                  $    4.7   $    5.0   $   3.8   $    2.1
                                                    --------   --------   -------   --------
     Income from continuing operations
       before income taxes                               0.2        2.8       3.0        2.3
     Less: Income tax expense                              -        0.5       0.8        0.7
                                                    --------   --------   -------   --------
     Income from continuing operations                   0.2        2.3       2.2        1.6
                                                    --------   --------   -------   --------
     Net income                                     $    0.2   $    2.3   $   2.2   $    1.6
                                                    ========   ========   =======   ========

                                                      FIRST     SECOND     THIRD     FOURTH
                                                    --------   --------   -------   --------
     2002 MILLIONS
     Total revenue                                  $    4.8   $    3.7   $   3.2   $    1.1
                                                    --------   --------   -------   --------
     Income (loss) from continuing operations
       before income taxes                               0.5       (1.4)     (3.4)      (1.0)
     Less: Income tax expense (benefit)                  0.1       (0.5)     (1.2)      (0.4)
                                                    --------   --------   -------   --------
     Income (loss) from continuing operations            0.4       (0.9)     (2.2)      (0.6)
                                                    --------   --------   -------   --------
     Cumulative effect of change in accounting
       principle                                      (101.8)         -         -          -
                                                    --------   --------   -------   --------
     Net income (loss)                              $ (101.4)  $   (0.9)  $  (2.2)  $   (0.6)
                                                    ========   ========   =======   ========

     * Restated

FINANCIAL STATEMENTS
ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                   1

Audited Financial Statements

Statements of Assets and Liabilities             3
Statements of Operations                        15
Statements of Changes in Net Assets             27
Notes to Financial Statements                   42

                         Report of Independent Auditors

The Board of Directors and Participants
ING Insurance Company of America

We have audited the accompanying statements of assets and liabilities of ING Insurance Company of America Variable Annuity Account I (the "Account") comprised of the following as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
  Alger American Balanced Portfolio
  Alger American Income & Growth Portfolio
  Alger American Leveraged AllCap Portfolio
American Century(R) Investments:
  American Century(R) VP Balanced Fund
  American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
  Federated American Leaders Fund II
  Federated Capital Income Fund II
  Federated Equity Income Fund II
  Federated Fund for US Government Securities II
  Federated Growth Strategies Fund II
  Federated High Income Bond Fund II
  Federated International Equity Fund II
  Federated Prime Money Fund II
Fidelity(R) Investments Variable Insurance Products Funds:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class
Fidelity(R) Investments Variable Insurance Products Funds (continued):
  Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class
  Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class
  Fidelity(R) VIP Index 500 Portfolio - Initial Class
  Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
  Fidelity(R) VIP Overseas Portfolio - Initial Class
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Partners, Inc.:
 ING JPMorgan Fleming International Portfolio - Initial Class
 ING MFS Capital Opportunities Portfolio - Initial Class
 ING MFS Research Equity Portfolio - Initial Class

  ING Salomon Brothers Aggressive Growth Portfolio - I Class ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
  ING VP Global Science and Technology Portfolio - Class R ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R
  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R

Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
  Janus Aspen Series MidCap Growth Portfolio - Institutional Shares Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
MFS(R) Variable Insurance Trust:
  MFS (R) Global Governments Series
  MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA(R)
  Oppenheimer Global Securities Fund/VA(R)
  Oppenheimer Main Street Fund/VA(R)
  Oppenheimer Strategic Bond Fund/VA(R)

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Insurance Company of America Variable Annuity Account I at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                              AIM V.I.          AIM V.I.                             AIM V.I.          ALGER
                                               CAPITAL            CORE            AIM V.I.           PREMIER          AMERICAN
                                            APPRECIATION         EQUITY            GROWTH            EQUITY           BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $            12   $         2,525   $         1,735   $         2,269   $           630
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                            12             2,525             1,735             2,269               630
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $            12   $         2,525   $         1,735   $         2,269   $           630
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS

Accumulation units                         $            12   $         2,519   $         1,735   $         2,269   $           630
Contracts in payout (annuitization)
  period                                                 -                 6                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $            12   $         2,525   $         1,735   $         2,269   $           630
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                                 -                 -                 -                 -        31,991.510
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       1,523.174       334,092.812       342,284.481       335,649.930                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $             -   $             -   $             -   $             -   $         19.68
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          7.69   $          7.54   $          5.07   $          6.76    $            -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                     550           120,570           117,018           112,160            47,841
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $            11   $         2,326   $         1,970   $         2,244   $           608
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                ALGER             ALGER
                                              AMERICAN          AMERICAN          AMERICAN          AMERICAN           CALVERT
                                              INCOME &          LEVERAGED       CENTURY(R) VP     CENTURY(R) VP        SOCIAL
                                               GROWTH            ALLCAP           BALANCED        INTERNATIONAL       BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         1,668   $         1,660   $           177   $           532   $           424
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         1,668             1,660               177               532               424
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         1,668   $         1,660   $           177   $           532   $           424
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         1,668   $         1,660   $           177   $           532   $           424
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Total net assets                           $         1,668   $         1,660   $           177   $           532   $           424
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                        83,540.847        86,536.893        11,553.011        37,608.447        26,484.251
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -                 -        11,186.741
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -            30.339
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         19.97   $         19.18   $         15.31   $         14.15   $         11.30
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $             -   $         11.16
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $          9.49
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 178,048            59,088            26,243            82,762           241,413
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         1,783   $         1,749   $           166   $           534   $           402
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                                    FEDERATED
                                              FEDERATED         FEDERATED         FEDERATED        FUND FOR US        FEDERATED
                                              AMERICAN           CAPITAL           EQUITY          GOVERNMENT          GROWTH
                                               LEADERS           INCOME            INCOME          SECURITIES        STRATEGIES
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS

Investments in mutual funds
  at fair value                            $        81,925   $         8,126   $        17,322   $         5,051   $        20,317
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        81,925             8,126            17,322             5,051            20,317
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        81,925   $         8,126   $        17,322   $         5,051   $        20,317
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        81,820   $         8,084   $        17,253   $         5,051   $        20,317
Contracts in payout (annuitization)
  period                                               105                42                69                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        81,925   $         8,126   $        17,322   $         5,051   $        20,317
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                     3,991,201.314       682,152.535     1,398,095.659       334,707.890     1,078,968.810
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         20.50   $         11.85   $         12.34   $         15.09   $         18.83
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares               4,289,270           962,766         1,428,001           429,120         1,115,705
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        83,709   $        11,885   $        18,971   $         4,943   $        23,752
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                              FEDERATED
                                                HIGH            FEDERATED         FEDERATED        FIDELITY(R)       FIDELITY(R)
                                               INCOME         INTERNATIONAL         PRIME           VIP ASSET            VIP
                                                BOND             EQUITY             MONEY          MANAGER(SM)      CONTRAFUND(R)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        14,508   $        11,757   $         3,768   $         5,491   $        26,252
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        14,508            11,757             3,768             5,491            26,252
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        14,508   $        11,757   $         3,768   $         5,491   $        26,252
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        14,493   $        11,725   $         3,768   $         5,491   $        26,252
Contracts in payout (annuitization)
  period                                                15                32                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        14,508   $        11,757   $         3,768   $         5,491   $        26,252
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       981,944.355       833,333.358       306,102.439       264,759.250     1,061,456.874
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -                 -                 -       104,394.940       284,305.610
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -         3,463.134
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         14.76   $         14.07   $         12.31   $         16.18   $         20.96
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $             -   $             -   $         11.56   $         13.96
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $         10.12
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares               1,815,820         1,014,444         3,768,121           379,710         1,134,980
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        14,233   $        18,480   $         3,768   $         5,141   $        23,008
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        6
q

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                                                     FIDELITY(R)
                                             FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)           VIP
                                             VIP EQUITY-           VIP            VIP HIGH             VIP           INVESTMENT
                                               INCOME            GROWTH            INCOME           INDEX 500        GRADE BOND
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        38,898   $        29,686   $        12,642   $        25,584   $           636
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        38,898            29,686            12,642            25,584               636
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        38,898   $        29,686   $        12,642   $        25,584   $           636
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        38,898   $        29,686   $        12,583   $        25,584   $           636
Contracts in payout (annuitization)
  period                                                 -                 -                59                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        38,898   $        29,686   $        12,642   $        25,584   $           636
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                     1,817,918.203       979,747.458       799,712.724     1,196,859.365        40,804.748
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                      477,417.444       237,777.167       416,391.843       275,998.436                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       2,968.601     1,539,831.617                 -                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         18.22   $         15.97   $         11.34   $         18.83   $         15.58
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         12.03   $         11.64   $          8.44   $         11.04   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $         10.76   $          7.32   $             -   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares               1,678,074           956,374         1,818,976           202,837            46,574
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        34,891   $        27,728   $        10,996   $        23,291   $           588
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                             FIDELITY(R)                                             ING VP            ING VP
                                                 VIP             ING VP            ING VP           EMERGING            MONEY
                                              OVERSEAS          BALANCED            BOND             MARKETS           MARKET
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         3,114   $        13,216   $        11,032   $           190   $        19,909
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         3,114            13,216            11,032               190            19,909
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         3,114   $        13,216   $        11,032   $           190   $        19,909
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         3,114   $        13,160   $        11,014   $           190   $        19,906
Contracts in payout (annuitization)
  period                                                 -                56                18                 -                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $         3,114   $        13,216   $        11,032   $           190   $        19,909
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       192,718.758       240,188.138       585,875.052        19,648.196     1,135,319.877
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                       48,865.050       100,167.739       156,673.275                 -       309,033.830
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -       751,613.863                 -                 -       186,027.340
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         13.56   $         17.64   $         15.17   $          9.65   $         12.58
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         10.24   $         12.25   $         13.57   $             -   $         11.60
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $         10.24   $             -   $             -   $         10.96
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 199,721         1,057,311           779,654            28,815         1,538,874
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         2,670   $        12,244   $        10,557   $           165   $        19,851
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                  ING                                                ING SALOMON
                                               ING VP           JPMORGAN           ING MFS           ING MFS          BROTHERS
                                               NATURAL           FLEMING           CAPITAL          RESEARCH         AGGRESSIVE
                                              RESOURCES       INTERNATIONAL     OPPORTUNITIES        EQUITY            GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $           423   $         1,701   $         3,225   $         7,314   $        11,703
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                           423             1,701             3,225             7,314            11,703
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $           423   $         1,701   $         3,225   $         7,314   $        11,703
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $           423   $         1,694   $         3,191   $         7,314   $        11,699
Contracts in payout (annuitization)
  period                                                 -                 7                34                 -                 4
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $           423   $         1,701   $         3,225   $         7,314   $        11,703
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                        28,345.408       127,224.614       206,429.555       739,569.277     1,184,775.466
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                                -        32,475.836        83,398.456        88,443.815       123,869.863
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                               -                 -                 -                 -         2,517.808
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         14.94   $         10.71   $         11.16   $          8.74   $          9.03
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $             -   $         10.19   $         10.64   $          9.61   $          7.96
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $             -   $             -   $             -   $             -   $          5.63
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                  26,769           162,442           133,207           969,997           321,422
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $           363   $         1,515   $         2,917   $         7,663   $        10,315
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                 ING             ING VP            ING VP            ING VP
                                            T. ROWE PRICE       STRATEGIC         STRATEGIC         STRATEGIC          ING VP
                                               GROWTH          ALLOCATION        ALLOCATION        ALLOCATION        GROWTH AND
                                               EQUITY           BALANCED           GROWTH            INCOME            INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        19,372   $         1,035   $         1,094   $         1,648   $        11,684
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                        19,372             1,035             1,094             1,648            11,684
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $        19,372   $         1,035   $         1,094   $         1,648   $        11,684
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        19,273   $         1,035   $         1,094   $         1,631   $        11,612
Contracts in payout (annuitization)
  period                                                99                 -                 -                17                72
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $        19,372   $         1,035   $         1,094   $         1,648   $        11,684
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       992,016.257        63,657.820        64,272.921        97,343.275       624,676.734
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                      117,552.114         6,167.714         9,773.977        11,808.194       347,069.255
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       5,630.668                 -                 -                 -         4,757.326
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         17.89   $         15.22   $         15.47   $         15.35   $         13.88
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         12.53   $         10.73   $         10.18   $         11.61   $          8.38
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          9.42   $             -   $             -   $             -   $          7.04
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 427,173            80,990            82,117           133,900           639,173
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $        18,489   $           943   $           940   $         1,555   $         9,734
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                               ING VP
                                               GLOBAL                              ING VP            ING VP            ING VP
                                             SCIENCE AND         ING VP          INDEX PLUS        INDEX PLUS        INDEX PLUS
                                             TECHNOLOGY          GROWTH           LARGECAP           MIDCAP           SMALLCAP
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         2,897   $         3,073   $        16,152   $            63   $            37
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         2,897             3,073            16,152                63                37
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         2,897   $         3,073   $        16,152   $            63   $            37
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         2,897   $         2,978   $        15,974   $            63   $            37
Contracts in payout (annuitization)
  period                                                 -                95               178                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $         2,897   $         3,073   $        16,152   $            63   $            37
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       410,634.869        72,286.886       279,206.738                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                       51,590.301        31,978.013       113,491.702                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                     321,623.656       263,565.060     1,245,689.921         4,399.190         2,688.431
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $          3.67   $         13.36   $         16.78   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $          3.69   $          9.78   $         11.33   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          3.73   $          6.45   $          8.03   $         14.31   $         13.85
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 748,593           344,158         1,192,894             4,025             2,754
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         2,459   $         2,956   $        14,359   $            53   $            32
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                                                     JANUS ASPEN
                                               ING VP            ING VP            ING VP          JANUS ASPEN         SERIES
                                            INTERNATIONAL         SMALL             VALUE            SERIES           FLEXIBLE
                                               EQUITY            COMPANY         OPPORTUNITY        BALANCED           INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $           492   $        15,188   $         3,076   $        14,592   $         5,518
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                           492            15,188             3,076            14,592             5,518
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $           492   $        15,188   $         3,076   $        14,592   $         5,518
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $           492   $        14,828   $         3,076   $        14,592   $         5,518
Contracts in payout (annuitization)
  period                                                 -               360                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $           492   $        15,188   $         3,076   $        14,592   $         5,518
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                        39,138.445       409,801.348       146,198.573       524,993.138       268,994.057
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                        4,009.200       109,954.128        53,100.314       182,266.204        73,030.313
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                      20,880.256       420,711.582         5,002.068         2,724.418                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $          8.08   $         19.42   $         16.37   $         22.53   $         16.82
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $          8.15   $         14.00   $         12.01   $         15.01   $         13.61
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          6.87   $         12.67   $          9.08   $         10.29   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                  65,213           868,901           254,671           634,985           441,827
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $           431   $        13,050   $         3,194   $        14,217   $         5,437
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                               JANUS ASPEN       JANUS ASPEN
                                             JANUS ASPEN         SERIES            SERIES            MFS(R)            MFS(R)
                                               SERIES            MIDCAP           WORLDWIDE          GLOBAL             TOTAL
                                               GROWTH            GROWTH            GROWTH          GOVERNMENT          RETURN
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         9,545   $        10,449   $        28,342   $         1,384   $        18,622
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total assets                                         9,545            10,449            28,342             1,384            18,622
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net assets                                 $         9,545   $        10,449   $        28,342   $         1,384   $        18,622
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         9,451   $        10,449   $        28,239   $         1,384   $        18,622
Contracts in payout (annuitization)
  period                                                94                 -               103                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total net assets                           $         9,545   $        10,449   $        28,342   $         1,384   $        18,622
                                           ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       489,456.366       413,521.792     1,214,064.103        91,007.125       866,683.210
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                      126,620.012        65,811.125       260,931.603        16,101.122       235,755.069
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                       4,783.793       770,185.288       318,194.431                 -                 -
                                           ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         16.46   $         14.12   $         18.99   $         12.97   $         17.79
                                           ===============   ===============   ===============   ===============   ===============

  IICA II                                  $         10.76   $         11.06   $         11.16   $         12.66   $         13.59
                                           ===============   ===============   ===============   ===============   ===============

  IICA III                                 $          6.61   $          5.04   $          7.14   $             -   $             -
                                           ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                 496,347           488,249         1,097,669           125,608           951,083
                                           ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         8,426   $         8,274   $        26,805   $         1,334   $        17,779
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                             OPPENHEIMER       OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                             AGGRESSIVE          GLOBAL             MAIN            STRATEGIC
                                               GROWTH          SECURITIES          STREET             BOND
                                           ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         4,366   $        14,349   $         7,918   $         8,115
                                           ---------------   ---------------   ---------------   ---------------

Total assets                                         4,366            14,349             7,918             8,115
                                           ---------------   ---------------   ---------------   ---------------

Net assets                                 $         4,366   $        14,349   $         7,918   $         8,115
                                           ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         4,366   $        14,349   $         7,888   $         7,983
Contracts in payout (annuitization)
  period                                                 -                 -                30               132
                                           ---------------   ---------------   ---------------   ---------------

Total net assets                           $         4,366   $        14,349   $         7,918   $         8,115
                                           ===============   ===============   ===============   ===============

Accumulation units outstanding:
  IICA I                                       274,711.625       331,982.730       465,038.770       354,743.823
                                           ===============   ===============   ===============   ===============

  IICA II                                       81,903.597        63,441.883       206,572.713        76,974.002
                                           ===============   ===============   ===============   ===============

  IICA III                                               -       560,076.802                 -       143,623.627
                                           ===============   ===============   ===============   ===============

Accumulation unit value:
  IICA I                                   $         12.80   $         19.74   $         12.63   $         14.29
                                           ===============   ===============   ===============   ===============

  IICA II                                  $         10.38   $         16.77   $          9.75   $         13.23
                                           ===============   ===============   ===============   ===============

  IICA III                                 $             -   $         12.02   $             -   $         13.20
                                           ===============   ===============   ===============   ===============

Total number of mutual fund shares                 118,945           572,144           412,371         1,607,024
                                           ===============   ===============   ===============   ===============

Cost of mutual fund shares                 $         4,023   $        12,220   $         7,049   $         7,302
                                           ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               AIM V.I.          AIM V.I.                            AIM V.I.          ALGER
                                               CAPITAL            CORE             AIM V.I.          PREMIER          AMERICAN
                                            APPRECIATION         EQUITY            GROWTH            EQUITY           BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $            22   $             -   $             6   $            15
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  -                22                 -                 6                15

Expenses:
  Mortality and expense risk and
    other charges                                        -                20                14                18                10
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                           -                20                14                18                10
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                             -                 2               (14)              (12)                5

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  -               (16)              (57)              (37)              (12)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on
  investments and capital gains
  distributions                                          -               (16)              (57)              (37)              (12)

Net unrealized appreciation
  (depreciation) of investments                          2               456               455               458               118
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $             2   $           442   $           384   $           409   $           111
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                ALGER             ALGER
                                              AMERICAN          AMERICAN          AMERICAN          AMERICAN           CALVERT
                                              INCOME &          LEVERAGED       CENTURY(R) VP     CENTURY(R) VP        SOCIAL
                                               GROWTH            ALLCAP           BALANCED        INTERNATIONAL       BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             5       $         -   $             7   $             4   $             8
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  5                 -                 7                 4                 8

Expenses:
  Mortality and expense risk and
    other charges                                       22                22                 3                 7                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                          22                22                 3                 7                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           (17)              (22)                4                (3)                5

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (57)              (69)               (6)              (12)               (5)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on
  investments and capital gains
  distributions                                        (57)              (69)               (6)              (12)               (5)

Net unrealized appreciation
  (depreciation) of investments                        456               525                37               116                46
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           382   $           434   $            35   $           101   $            46
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    FEDERATED
                                              FEDERATED         FEDERATED         FEDERATED        FUND FOR US        FEDERATED
                                              AMERICAN           CAPITAL           EQUITY          GOVERNMENT          GROWTH
                                               LEADERS           INCOME            INCOME          SECURITIES        STRATEGIES
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $         1,219   $           551   $           305   $           266   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                              1,219               551               305               266                 -

Expenses:
  Mortality and expense risk and
    other charges                                    1,079               115               220                93               258
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                       1,079               115               220                93               258
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           140               436                85               173              (258)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (83)           (1,603)             (754)              185              (508)
Capital gains distributions                              -                 -                 -                34                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on
  investments and capital gains
  distributions                                        (83)           (1,603)             (754)              219              (508)

Net unrealized appreciation
  (depreciation) of investments                     17,650             2,557             4,254              (336)            6,710
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $        17,707   $         1,390   $         3,585   $            56   $         5,944
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)0

                                              FEDERATED
                                                HIGH            FEDERATED         FEDERATED        FIDELITY(R)       FIDELITY(R)
                                               INCOME         INTERNATIONAL         PRIME           VIP ASSET            VIP
                                                BOND             EQUITY             MONEY          MANAGER(SM)      CONTRAFUND(R)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $         1,119   $             -   $            34   $           184   $           107
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                              1,119                 -                34               184               107

Expenses:
  Mortality and expense risk and
    other charges                                      209               152                68                69               319
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         209               152                68                69               319
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           910              (152)              (34)              115              (212)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments             (1,190)           (1,002)                -              (101)             (629)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                   (1,190)           (1,002)                -              (101)             (629)

Net unrealized appreciation
  (depreciation) of investments                      3,035             4,002                 -               725             6,359
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         2,755   $         2,848   $           (34)  $           739   $         5,518
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     FIDELITY(R)
                                             FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)           VIP
                                             VIP EQUITY-           VIP            VIP HIGH             VIP           INVESTMENT
                                               INCOME            GROWTH            INCOME           INDEX 500        GRADE BOND
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           610   $            63   $           587   $           314   $            26
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                610                63               587               314                26

Expenses:
  Mortality and expense risk and
    other charges                                      467               308               138               303                 9
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         467               308               138               303                 9
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           143              (245)              449                11                17

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments             (2,114)           (1,692)              230            (1,318)                6
Capital gains distributions                              -                 -                 -                 -                 9
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                   (2,114)           (1,692)              230            (1,318)               15

Net unrealized appreciation
  (depreciation) of investments                     10,601             8,665             1,503             6,501                (8)
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         8,630   $         6,728   $         2,182   $         5,194   $            24
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                             FIDELITY(R)                                             ING VP            ING VP
                                                 VIP             ING VP            ING VP           EMERGING            MONEY
                                              OVERSEAS          BALANCED            BOND             MARKETS           MARKET
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $            20   $           226   $           245   $             -   $           579
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                 20               226               245                 -               579

Expenses:
  Mortality and expense risk and
    other charges                                       32               131               196                 2               386
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                          32               131               196                 2               386
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           (12)               95                49                (2)              193

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (150)             (138)              445                (6)             (271)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                     (150)             (138)              445                (6)             (271)

Net unrealized appreciation
  (depreciation) of investments                        991             1,864               164                72               (48)
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           829   $         1,821   $           658   $            64   $          (126)
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   ING                                               ING SALOMON
                                               ING VP           JPMORGAN           ING MFS           ING MFS          BROTHERS
                                               NATURAL           FLEMING           CAPITAL          RESEARCH         AGGRESSIVE
                                              RESOURCES       INTERNATIONAL     OPPORTUNITIES        EQUITY            GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $            16   $             7   $            41   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  -                16                 7                41                 -

Expenses:
  Mortality and expense risk and
    other charges                                        5                21                49                96               148
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                           5                21                49                96               148
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                            (5)               (5)              (42)              (55)             (148)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 (6)              (74)             (824)             (479)           (1,192)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                       (6)              (74)             (824)             (479)           (1,192)

Net unrealized appreciation
  (depreciation) of investments                        106               466             1,649             1,954             4,569
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $            95   $           387   $           783   $         1,420   $         3,229
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING              ING VP            ING VP            ING VP
                                            T. ROWE PRICE       STRATEGIC         STRATEGIC         STRATEGIC          ING VP
                                               GROWTH          ALLOCATION        ALLOCATION        ALLOCATION        GROWTH AND
                                               EQUITY           BALANCED           GROWTH            INCOME            INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $            27   $             9   $            10   $            38   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                 27                 9                10                38                 -

Expenses:
  Mortality and expense risk and
    other charges                                      239                10                14                22               147
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         239                10                14                22               147
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                          (212)               (1)               (4)               16              (147)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (520)              (43)              (74)              (39)           (1,227)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                     (520)              (43)              (74)              (39)           (1,227)

Net unrealized appreciation
  (depreciation) of investments                      5,126               172               297               212             3,728
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         4,394   $           128   $           219   $           189   $         2,354
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               ING VP
                                               GLOBAL                              ING VP            ING VP            ING VP
                                             SCIENCE AND         ING VP          INDEX PLUS        INDEX PLUS        INDEX PLUS
                                             TECHNOLOGY          GROWTH           LARGECAP           MIDCAP           SMALLCAP
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $             -   $           143   $             -   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  -                 -               143                 -                 -

Expenses:
  Mortality and expense risk and
    other charges                                       19                32               152                 1                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                          19                32               152                 1                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                           (19)              (32)               (9)               (1)                -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 76              (156)             (609)                -                 -
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                       76              (156)             (609)                -                 -

Net unrealized appreciation
  (depreciation) of investments                        504               877             3,634                15                10
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           561   $           689   $         3,016   $            14   $            10
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                    JANUS ASPEN
                                               ING VP            ING VP            ING VP          JANUS ASPEN         SERIES
                                            INTERNATIONAL         SMALL             VALUE            SERIES           FLEXIBLE
                                               EQUITY            COMPANY         OPPORTUNITY        BALANCED           INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             4   $            29   $            25   $           341   $           323
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  4                29                25               341               323

Expenses:
  Mortality and expense risk and
    other charges                                        5               140                42               225               110
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                           5               140                42               225               110
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                            (1)             (111)              (17)              116               213

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (17)             (774)             (288)             (361)              403
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                      (17)             (774)             (288)             (361)              403

Net unrealized appreciation
  (depreciation) of investments                        121             4,387               931             2,114              (221)
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $           103   $         3,502   $           626   $         1,869   $           395
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                               JANUS ASPEN       JANUS ASPEN
                                             JANUS ASPEN         SERIES            SERIES            MFS(R)            MFS(R)
                                               SERIES            MIDCAP           WORLDWIDE          GLOBAL             TOTAL
                                               GROWTH            GROWTH            GROWTH          GOVERNMENT          RETURN
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             8   $             -   $           310   $            93   $           324
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total investment income                                  8                 -               310                93               324

Expenses:
  Mortality and expense risk and
    other charges                                      132               112               388                23               250
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total expenses                                         132               112               388                23               250
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                          (124)             (112)              (78)               70                74

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (989)              406            (2,258)               50              (342)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Total realized gain (loss) on investments
  and capital gains distributions                     (989)              406            (2,258)               50              (342)

Net unrealized appreciation
  (depreciation) of investments                      3,597             2,243             7,933                 3             2,779
                                           ---------------   ---------------   ---------------   ---------------   ---------------

Net increase (decrease) in net assets
  resulting from operations                $         2,484   $         2,537   $         5,597   $           123   $         2,511
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 OPPENHEIMER      OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                  AGGRESSIVE         GLOBAL            MAIN          STRATEGIC
                                                    GROWTH         SECURITIES         STREET            BOND
                                                --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $            -   $           63   $           63   $          440
                                                --------------   --------------   --------------   --------------

Total investment income                                      -               63               63              440

Expenses:
  Mortality and expense risk and
    other charges                                           44              114               92               96
                                                --------------   --------------   --------------   --------------

Total expenses                                              44              114               92               96
                                                --------------   --------------   --------------   --------------

Net investment income (loss)                               (44)             (51)             (29)             344

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    213             (189)            (580)             203
Capital gains distributions                                  -                -                -                -
                                                --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
  and capital gains distributions                          213             (189)            (580)             203

Net unrealized appreciation
  (depreciation) of investments                            371            3,858            2,122              565
                                                --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
  resulting from operations                     $          540   $        3,618   $        1,513   $        1,112
                                                ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    AIM V.I.         AIM V.I.                          AIM V.I.
                                                                    CAPITAL            CORE           AIM V.I.         PREMIER
                                                                  APPRECIATION        EQUITY           GROWTH           EQUITY
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $            4   $        1,281   $        1,463   $        1,257

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -               (8)             (13)              (8)
  Net realized gain (loss) on investments and capital gains
    distributions                                                             -              (37)             (75)            (117)
  Net unrealized appreciation (depreciation) of investments                  (1)            (195)            (402)            (385)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        (1)            (240)            (490)            (510)

Changes from principal transactions:
  Total unit transactions                                                     3              584              197              627
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                                3              584              197              627
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                     2              344             (293)             117
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                               6            1,625            1,170            1,374

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -                2              (14)             (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                           -              (16)             (57)             (37)
  Net unrealized appreciation (depreciation) of investments                   2              456              455              458
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                         2              442              384              409

Changes from principal transactions:
  Total unit transactions                                                     4              458              181              486
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                      4              458              181              486
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                     6              900              565              895
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $           12   $        2,525   $        1,735   $        2,269
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                      ALGER            ALGER
                                                                     ALGER           AMERICAN         AMERICAN         AMERICAN
                                                                    AMERICAN         INCOME &        LEVERAGED      CENTURY(R) VP
                                                                    BALANCED          GROWTH           ALLCAP          BALANCED
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $        1,314   $        3,004   $        2,671   $          336

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                2              (15)             (28)               4
  Net realized gain (loss) on investments
     and capital gains distributions                                       (167)          (1,075)          (1,410)             (52)
  Net unrealized appreciation (depreciation) of investments                  15              273              577               12
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                      (150)            (817)            (861)             (36)

Changes from principal transactions:
  Total unit transactions                                                  (414)            (708)            (354)             (23)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                             (414)            (708)            (354)             (23)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (564)          (1,525)          (1,215)             (59)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             750            1,479            1,456              277

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                5              (17)             (22)               4
  Net realized gain (loss) on investments and capital gains
      distributions                                                         (12)             (57)             (69)              (6)
  Net unrealized appreciation (depreciation) of investments                 118              456              525               37
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       111              382              434               35

Changes from principal transactions:
  Total unit transactions                                                  (231)            (193)            (230)            (135)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                             (231)            (193)            (230)            (135)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (120)             189              204             (100)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          630   $        1,668   $        1,660   $          177
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    AMERICAN         CALVERT         FEDERATED        FEDERATED
                                                                 CENTURY(R) VP        SOCIAL          AMERICAN         CAPITAL
                                                                 INTERNATIONAL       BALANCED         LEADERS           INCOME
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          979   $          222   $      117,754   $       14,993

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (4)               3             (250)             495
  Net realized gain (loss) on investments
     and capital gains distributions                                       (556)             (48)           2,830           (1,338)
  Net unrealized appreciation (depreciation) of investments                 384               14          (26,841)          (2,706)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                      (176)             (31)         (24,261)          (3,549)

Changes from principal transactions:
  Total unit transactions                                                  (326)              (9)         (15,193)          (2,730)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                             (326)              (9)         (15,193)          (2,730)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (502)             (40)         (39,454)          (6,279)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             477              182           78,300            8,714

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (3)               5              140              436
  Net realized gain (loss) on investments and capital gains
     distributions                                                          (12)              (5)             (83)          (1,603)
  Net unrealized appreciation (depreciation) of investments                 116               46           17,650            2,557
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       101               46           17,707            1,390

Changes from principal transactions:
  Total unit transactions                                                   (46)             196          (14,082)          (1,978)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                              (46)             196          (14,082)          (1,978)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    55              242            3,625             (588)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          532   $          424   $       81,925   $        8,126
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    FEDERATED                         FEDERATED
                                                                   FEDERATED       FUND FOR US       FEDERATED           HIGH
                                                                     EQUITY         GOVERNMENT         GROWTH           INCOME
                                                                     INCOME         SECURITIES       STRATEGIES          BOND
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       22,899   $        5,750   $       32,104   $       17,955

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              122              134             (348)           1,421
  Net realized gain (loss) on investments and capital gains
     distributions                                                         (603)             159              215           (3,604)
  Net unrealized appreciation (depreciation) of investments              (4,271)             176           (8,062)           2,171
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (4,752)             469           (8,195)             (12)

Changes from principal transactions:
  Total unit transactions                                                (2,979)           1,403           (6,324)          (3,530)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (2,979)           1,403           (6,324)          (3,530)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (7,731)           1,872          (14,519)          (3,542)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          15,168            7,622           17,585           14,413

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               85              173             (258)             910
  Net realized gain (loss) on investments and capital gains
     distributions                                                         (754)             219             (508)          (1,190)
  Net unrealized appreciation (depreciation) of investments               4,254             (336)           6,710            3,035
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     3,585               56            5,944            2,755

Changes from principal transactions:
  Total unit transactions                                                (1,431)          (2,627)          (3,212)          (2,660)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from principal
  transactions                                                           (1,431)          (2,627)          (3,212)          (2,660)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                 2,154           (2,571)           2,732               95
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       17,322   $        5,051   $       20,317   $       14,508
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FEDERATED        FEDERATED       FIDELITY(R)      FIDELITY(R)
                                                                 INTERNATIONAL        PRIME          VIP ASSET           VIP
                                                                     EQUITY           MONEY         MANAGER(SM)     CONTRAFUND(R)
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       20,460   $        5,175   $        6,147   $       28,132

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             (228)              (2)             143             (132)
  Net realized gain (loss) on investments
     and capital gains distributions                                       (791)               -           (1,038)          (4,164)
  Net unrealized appreciation (depreciation) of investments              (3,428)               -              264            1,461
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (4,447)              (2)            (631)          (2,835)

Changes from principal transactions:
  Total unit transactions                                                (4,424)             558             (424)          (3,209)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (4,424)             558             (424)          (3,209)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (8,871)             556           (1,055)          (6,044)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          11,589            5,731            5,092           22,088

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             (152)             (34)             115             (212)
  Net realized gain (loss) on investments
     and capital gains distributions                                     (1,002)               -             (101)            (629)
  Net unrealized appreciation (depreciation) of investments               4,002                -              725            6,359
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     2,848              (34)             739            5,518

Changes from principal transactions:
  Total unit transactions                                                (2,680)          (1,929)            (340)          (1,354)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (2,680)          (1,929)            (340)          (1,354)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                   168           (1,963)             399            4,164
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       11,757   $        3,768   $        5,491   $       26,252
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FIDELITY(R)      FIDELITY(R)      FIDELITY(R)      FIDELITY(R)
                                                                   VIP EQUITY-          VIP           VIP HIGH            VIP
                                                                     INCOME           GROWTH           INCOME         INDEX 500
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       45,509   $       31,764   $        7,979   $       32,591

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              155             (277)             723               11
  Net realized gain (loss) on investments
    and capital gains distributions                                      (3,564)         (13,010)          (3,583)          (3,991)
  Net unrealized appreciation (depreciation) of investments              (4,812)           3,417            2,954           (3,147)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (8,221)          (9,870)              94           (7,127)

Changes from principal transactions:
  Total unit transactions                                                (4,391)             281           (1,176)          (4,943)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (4,391)             281           (1,176)          (4,943)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                               (12,612)          (9,589)          (1,082)         (12,070)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          32,897           22,175            6,897           20,521

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              143             (245)             449               11
  Net realized gain (loss) on investments
    and capital gains distributions                                      (2,114)          (1,692)             230           (1,318)
  Net unrealized appreciation (depreciation) of investments              10,601            8,665            1,503            6,501
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     8,630            6,728            2,182            5,194

Changes from principal transactions:
  Total unit transactions                                                (2,629)             783            3,563             (131)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (2,629)             783            3,563             (131)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                 6,001            7,511            5,745            5,063
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       38,898   $       29,686   $       12,642   $       25,584
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  FIDELITY(R)
                                                                      VIP          FIDELITY(R)
                                                                   INVESTMENT          VIP             ING VP           ING VP
                                                                   GRADE BOND        OVERSEAS         BALANCED           BOND
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          919   $        2,834   $        9,755   $       10,374

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               25              (17)             (20)             288
  Net realized gain (loss) on investments
    and capital gains distributions                                          38           (1,347)          (1,658)               2
  Net unrealized appreciation (depreciation) of investments                  (1)             691              519              539
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        62             (673)          (1,159)             829

Changes from principal transactions:
  Total unit transactions                                                  (295)             148            1,410            3,903
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                   (295)             148            1,410            3,903
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (233)            (525)             251            4,732
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             686            2,309           10,006           15,106

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               17              (12)              95               49
  Net realized gain (loss) on investments
    and capital gains distributions                                          15             (150)            (138)             445
  Net unrealized appreciation (depreciation) of investments                  (8)             991            1,864              164
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        24              829            1,821              658

Changes from principal transactions:
  Total unit transactions                                                   (74)             (24)           1,389           (4,732)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (74)             (24)           1,389           (4,732)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                   (50)             805            3,210           (4,074)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          636   $        3,114   $       13,216   $       11,032
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                                         ING
                                                                     ING VP           ING VP           ING VP          JPMORGAN
                                                                    EMERGING          MONEY           NATURAL          FLEMING
                                                                    MARKETS           MARKET         RESOURCES      INTERNATIONAL
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          313   $       36,764   $          506   $        1,456

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (4)             774               (6)             (11)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (105)            (721)             (13)            (693)
  Net unrealized appreciation (depreciation) of investments                  83               30                1              379
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       (26)              83              (18)            (325)

Changes from principal transactions:
  Total unit transactions                                                  (123)          (1,095)            (105)             339
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                   (123)          (1,095)            (105)             339
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (149)          (1,012)            (123)              14
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             164           35,752              383            1,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (2)             193               (5)              (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                          (6)            (271)              (6)             (74)
  Net unrealized appreciation (depreciation) of investments                  72              (48)             106              466
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        64             (126)              95              387

Changes from principal transactions:
  Total unit transactions                                                   (38)         (15,717)             (55)            (156)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (38)         (15,717)             (55)            (156)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    26          (15,843)              40              231
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $          190   $       19,909   $          423   $        1,701
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                    ING SALOMON          ING
                                                                    ING MFS          ING MFS          BROTHERS      T. ROWE PRICE
                                                                    CAPITAL          RESEARCH        AGGRESSIVE         GROWTH
                                                                 OPPORTUNITIES        EQUITY           GROWTH           EQUITY
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $        5,817   $       12,718   $       20,338   $       25,447

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (61)            (116)            (194)            (246)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (3,731)          (7,694)          (2,877)          (8,152)
  Net unrealized appreciation (depreciation) of investments               2,007            4,796           (3,541)           2,355
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (1,785)          (3,014)          (6,612)          (6,043)

Changes from principal transactions:
  Total unit transactions                                                   (48)          (2,351)          (4,232)          (3,078)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (48)          (2,351)          (4,232)          (3,078)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (1,833)          (5,365)         (10,844)          (9,121)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                           3,984            7,353            9,494           16,326

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (42)             (55)            (148)            (212)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (824)            (479)          (1,192)            (520)
  Net unrealized appreciation (depreciation) of investments               1,649            1,954            4,569            5,126
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       783            1,420            3,229            4,394

Changes from principal transactions:
  Total unit transactions                                                (1,542)          (1,459)          (1,020)          (1,348)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (1,542)          (1,459)          (1,020)          (1,348)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (759)             (39)           2,209            3,046
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $        3,225   $        7,314   $       11,703   $       19,372
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     ING VP           ING VP           ING VP
                                                                   STRATEGIC        STRATEGIC        STRATEGIC          ING VP
                                                                   ALLOCATION       ALLOCATION       ALLOCATION       GROWTH AND
                                                                    BALANCED          GROWTH           INCOME           INCOME
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          675   $          914   $        2,048   $       17,195

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                6                5               26              (75)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (53)            (146)              65           (2,780)
  Net unrealized appreciation (depreciation) of investments                 (22)             (15)            (163)          (1,348)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       (69)            (156)             (72)          (4,203)

Changes from principal transactions:
  Total unit transactions                                                   (52)             (48)            (415)          (2,127)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    (52)             (48)            (415)          (2,127)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                  (121)            (204)            (487)          (6,330)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             554              710            1,561           10,865

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                               (1)              (4)              16             (147)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (43)             (74)             (39)          (1,227)
  Net unrealized appreciation (depreciation) of investments                 172              297              212            3,728
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       128              219              189            2,354

Changes from principal transactions:
  Total unit transactions                                                   353              165             (102)          (1,535)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    353              165             (102)          (1,535)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                   481              384               87              819
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $        1,035   $        1,094   $        1,648   $       11,684
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     ING VP
                                                                     GLOBAL                            ING VP           ING VP
                                                                  SCIENCE AND         ING VP         INDEX PLUS       INDEX PLUS
                                                                   TECHNOLOGY         GROWTH          LARGECAP          MIDCAP
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $          735   $        3,638   $       11,476   $           39

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (13)             (36)            (108)               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (583)          (1,203)          (2,556)               -
  Net unrealized appreciation (depreciation) of investments                 (81)             177             (126)              (6)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                      (677)          (1,062)          (2,790)              (6)

Changes from principal transactions:
  Total unit transactions                                                   698             (217)           2,297               12
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                    698             (217)           2,297               12
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    21           (1,279)            (493)               6
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                             756            2,359           10,983               45

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (19)             (32)              (9)              (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                          76             (156)            (609)               -
  Net unrealized appreciation (depreciation) of investments                 504              877            3,634               15
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                       561              689            3,016               14

Changes from principal transactions:
  Total unit transactions                                                 1,580               25            2,153                4
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                  1,580               25            2,153                4
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                 2,141              714            5,169               18
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $        2,897   $        3,073   $       16,152   $           63
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     ING VP           ING VP           ING VP           ING VP
                                                                   INDEX PLUS     INTERNATIONAL        SMALL            VALUE
                                                                    SMALLCAP          EQUITY          COMPANY        OPPORTUNITY
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $           32   $          383   $        9,047   $        6,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -               (3)             (86)             (51)
  Net realized gain (loss) on investments
    and capital gains distributions                                           -              (42)            (692)          (1,423)
  Net unrealized appreciation (depreciation) of investments                  (5)             (58)          (2,534)            (380)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        (5)            (103)          (3,312)          (1,854)

Changes from principal transactions:
  Total unit transactions                                                     1                1            2,710           (1,582)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                      1                1            2,710           (1,582)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                    (4)            (102)            (602)          (3,436)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                              28              281            8,445            3,282

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                                -               (1)            (111)             (17)
  Net realized gain (loss) on investments
    and capital gains distributions                                           -              (17)            (774)            (288)
  Net unrealized appreciation (depreciation) of investments                  10              121            4,387              931
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                        10              103            3,502              626

Changes from principal transactions:
  Total unit transactions                                                    (1)             108            3,241             (832)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                     (1)             108            3,241             (832)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                     9              211            6,743             (206)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $           37   $          492   $       15,188   $        3,076
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    JANUS ASPEN                      JANUS ASPEN
                                                                  JANUS ASPEN         SERIES        JANUS ASPEN         SERIES
                                                                     SERIES          FLEXIBLE          SERIES           MIDCAP
                                                                    BALANCED          INCOME           GROWTH           GROWTH
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       19,636   $        7,279   $       19,187   $       13,647

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              188              263             (192)            (133)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (1,417)             164           (5,712)          (3,913)
  Net unrealized appreciation (depreciation) of investments                (245)             273            1,368              232
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (1,474)             700           (4,536)          (3,814)

Changes from principal transactions:
  Total unit transactions                                                  (447)           2,048           (4,805)          (1,473)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                   (447)           2,048           (4,805)          (1,473)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (1,921)           2,748           (9,341)          (5,287)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          17,715           10,027            9,846            8,360

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              116              213             (124)            (112)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (361)             403             (989)             406
  Net unrealized appreciation (depreciation) of investments               2,114             (221)           3,597            2,243
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     1,869              395            2,484            2,537

Changes from principal transactions:
  Total unit transactions                                                (4,992)          (4,904)          (2,785)            (448)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (4,992)          (4,904)          (2,785)            (448)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (3,123)          (4,509)            (301)           2,089
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       14,592   $        5,518   $        9,545   $       10,449
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN
                                                                     SERIES           MFS(R)           MFS(R)        OPPENHEIMER
                                                                   WORLDWIDE          GLOBAL           TOTAL          AGGRESSIVE
                                                                     GROWTH         GOVERNMENT         RETURN           GROWTH
                                                                 --------------   --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $       54,632   $          559   $       20,066   $        5,569

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             (225)              11               79              (28)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (22,400)               3              501           (1,362)
  Net unrealized appreciation (depreciation) of investments               9,386               45           (2,053)            (188)
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                   (13,239)              59           (1,473)          (1,578)

Changes from principal transactions:
  Total unit transactions                                               (10,415)             516             (787)          (1,004)
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                (10,415)             516             (787)          (1,004)
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                               (23,654)             575           (2,260)          (2,582)
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                          30,978            1,134           17,806            2,987

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (78)              70               74              (44)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (2,258)              50             (342)             213
  Net unrealized appreciation (depreciation) of investments               7,933                3            2,779              371
                                                                 --------------   --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     5,597              123            2,511              540

Changes from principal transactions:
  Total unit transactions                                                (8,233)             127           (1,695)             839
                                                                 --------------   --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                 (8,233)             127           (1,695)             839
                                                                 --------------   --------------   --------------   --------------

Total increase (decrease)                                                (2,636)             250              816            1,379
                                                                 --------------   --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       28,342   $        1,384   $       18,622   $        4,366
                                                                 ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                                     GLOBAL            MAIN          STRATEGIC
                                                                   SECURITIES         STREET            BOND
                                                                 --------------   --------------   --------------
NET ASSETS AT JANUARY 1, 2002                                    $        5,455   $        9,280   $        4,138

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (54)             (46)             245
  Net realized gain (loss) on investments
    and capital gains distributions                                        (504)          (1,860)            (172)
  Net unrealized appreciation (depreciation) of investments              (1,353)             207              228
                                                                 --------------   --------------   --------------

Net increase (decrease) in net assets from operations                    (1,911)          (1,699)             301

Changes from principal transactions:
  Total unit transactions                                                 3,580           (1,305)           1,225
                                                                 --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                  3,580           (1,305)           1,225
                                                                 --------------   --------------   --------------

Total increase (decrease)                                                 1,669           (3,004)           1,526
                                                                 --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2002                                           7,124            6,276            5,664

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                              (51)             (29)             344
  Net realized gain (loss) on investments
    and capital gains distributions                                        (189)            (580)             203
  Net unrealized appreciation (depreciation) of investments               3,858            2,122              565
                                                                 --------------   --------------   --------------

Net increase (decrease) in net assets from operations                     3,618            1,513            1,112

Changes from principal transactions:
  Total unit transactions                                                 3,607              129            1,339
                                                                 --------------   --------------   --------------

Increase (decrease) in net assets derived from
  principal transactions                                                  3,607              129            1,339
                                                                 --------------   --------------   --------------

Total increase (decrease)                                                 7,225            1,642            2,451
                                                                 --------------   --------------   --------------

NET ASSETS AT DECEMBER 31, 2003                                  $       14,349   $        7,918   $        8,115
                                                                 ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

     Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. Contracts are no longer sold under qualifiers IICA I and IICA II. IICA III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued since September 24, 2000.

     At December 31, 2003, the Account had fifty-nine active investment divisions (the "Divisions"), thirty-seven of which invest in independently managed mutual funds and twenty-two of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation Fund - Series I Shares
       AIM V.I. Core Equity Fund - Series I Shares
       AIM V.I. Growth Fund - Series I Shares
       AIM V.I. Premier Equity Fund - Series I Shares

     Alger American Funds:
       Alger American Balanced Portfolio
       Alger American Income & Growth Portfolio
       Alger American Leveraged AllCap Portfolio

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     American Century(R) Investments:
       American Century(R) VP Balanced Fund
       American Century(R) VP International Fund
     Calvert Social Balanced Portfolio
     Federated Insurance Series:
       Federated American Leaders Fund II
       Federated Capital Income Fund II
       Federated Equity Income Fund II
       Federated Fund for US Government Securities II
       Federated Growth Strategies Fund II
       Federated High Income Bond Fund II
       Federated International Equity Fund II
       Federated Prime Money Fund II
     Fidelity(R) Investments Variable Insurance Products Funds:
       Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
       Fidelity(R) VIP Equity-Income Portfolio - Initial Class
       Fidelity(R) VIP Growth Portfolio - Initial Class
       Fidelity(R) VIP High Income Portfolio - Initial Class
       Fidelity(R) VIP Index 500 Portfolio - Initial Class
       Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
     ING VP Balanced Portfolio, Inc. - Class R
     ING VP Bond Portfolio - Class R
     ING VP Emerging Markets Fund
     ING VP Money Market Portfolio - Class R
     ING VP Natural Resources Trust
     ING Partners, Inc.:
       ING JPMorgan Fleming International Portfolio - Initial Class
       ING MFS Capital Opportunities Portfolio - Initial Class
       ING MFS Research Equity Portfolio - Initial Class
       ING Salomon Brothers Aggressive Growth Portfolio - I Class
       ING T. Rowe Price Growth Equity Portfolio -Initial Class
     ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Balanced Portfolio - Class R
       ING VP Strategic Allocation Growth Portfolio - Class R
       ING VP Strategic Allocation Income Portfolio - Class R
     ING Variable Funds:
       ING VP Growth and Income Portfolio - Class R
     ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology Portfolio - Class R
       ING VP Growth Portfolio - Class R
       ING VP Index Plus LargeCap Portfolio - Class R
       ING VP Index Plus MidCap Portfolio - Class R
       ING VP Index Plus SmallCap Portfolio - Class R
       ING VP International Equity Portfolio - Class R
       ING VP Small Company Portfolio - Class R
       ING VP Value Opportunity Portfolio - Class R
     Janus Aspen Series:
       Janus Aspen Series Balanced Portfolio - Institutional Shares
       Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
       Janus Aspen Series MidCap Growth Portfolio - Institutional Shares Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
     MFS(R) Variable Insurance Trust:
       MFS (R) Global Governments Series
       MFS(R) Total Return Series - Initial Class
     Oppenheimer Variable Account Funds:
       Oppenheimer Aggressive Growth Fund/VA(R)
       Oppenheimer Global Securities Fund/VA(R)
       Oppenheimer Main Street Fund/VA(R)
       Oppenheimer Strategic Bond Fund/VA(R)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     The following divisions were offered during 2003, but had no investments as of December 31, 2003:

     ING Partners, Inc.:
      ING Alger Aggressive Growth Portfolio - Service Class
      ING Alger Growth Portfolio - Service Class
      ING American Century Small Cap Value Portfolio - Service
      Class
      ING Baron Small Cap Growth Portfolio - Service Class
      ING Aeltus Enhanced Index Portfolio - Service Class
      ING Goldman Sachs(R) Capital Growth Portfolio - Service
      Class
      ING JPMorgan Mid Cap Value Portfolio - Service Class
      ING MFS Global Growth Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Service Class
      ING PIMCO Total Return Portfolio - Service Class
      ING Salomon Brothers Fundamental Value Portfolio - Service
      Class
      ING Salamon Brothers Investors Value Portfolio - Service
      Class
      ING UBS Tactical Asset Allocation Portfolio - Service Class ING Van Kampen Comstock Portfolio - Service Class
     Lord Abbett
      Lord Abbett Growth and Income Portfolio (Class VC)
      Lord Abbett Mid-Cap Value Portfolio (Class VC)
     MFS(R) Variable Insurance Trust:
      MFS(R) Strategic Income Series - Initial Class
     Pioneer Funds
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer Fund VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                         CURRENT NAME                                        FORMER NAME
     ---------------------------------------------------   ---------------------------------------------
     Fidelity(R) Investments Variable Insurance Products   Fidelity(R) Investments Variable Insurance
     Fund:                                                 Products Fund II:
      Fidelity(R) VIP ASSET MANAGER(SM)                      Fidelity(R) VIP II ASSET MANAGER(SM)
      Fidelity(R) VIP Contrafund(R)                          Fidelity(R) VIP II Contrafund(R)
      Fidelity(R) VIP Index 500                              Fidelity(R) VIP II Index 500
      Fidelity(R) VIP Investment Grade Bond                  Fidelity(R) VIP II Investment Grade Bond
     Federated Insurance Series:                           Federated Insurance Series:
      Federated Capital Income                               Federated Utility
     ING Partners, Inc.:                                   ING Partners, Inc.:
      ING MFS Research Equity                                ING MFS Research
     ING Variable Portfolios, Inc.:                        ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology                   ING VP Technology
     Janus Aspen Series:                                   Janus Aspen Series:
      Janus Aspen Series MidCap Growth                       Janus Aspen Series Aggressive Growth
     Oppenheimer Variable Account Funds:                   Oppenheimer Variable Account Funds:
      Oppenheimer Main Street(R)                             Oppenheimer Main Street Growth and Income

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

     VARIABLE ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

     ADMINISTRATIVE CHARGES

     A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to the Contracts.

     PREMIUM TAXES

     Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

     OTHER CHARGES

     Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.


4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Generation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                                YEAR ENDED DECEMBER 31
                                                                         2003                              2002
                                                           ------------------------------    ------------------------------
                                                              PURCHASES         SALES          PURCHASES          SALES
                                                           --------------   -------------    --------------   -------------
                                                                                (DOLLARS IN THOUSANDS)
      AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                      $            4   $            -   $            3   $            -
        AIM V.I. Core Equity                                          554               94              751              175
        AIM V.I. Growth                                               249               82              280               96
        AIM V.I. Premier Equity                                       576              102              867              248
      Alger American Funds:
        Alger American Balanced                                        27              253            1,183            1,594
        Alger American Income & Growth                                 12              222            2,529            3,252
        Alger American Leveraged AllCap                                 5              257            2,364            2,746
      American Century(R) Investments:
        American Century(R) VP Balanced                                 8              139              340              359
        American Century(R) VP International                            7               56              871            1,200
      Calvert Social Balanced                                         267               66              260              267
      Federated Insurance Series:
        Federated American Leaders                                  2,015           15,957            5,273           20,716
        Federated Capital Income                                      657            2,199            1,354            3,589
        Federated Equity Income                                     1,356            2,702            1,325            4,182
        Federated Fund for US Government Securities                   650            3,070            4,372            2,834
        Federated Growth Strategies                                   490            3,960            1,101            7,773
        Federated High Income Bond                                  1,795            3,545            4,999            7,109
        Federated International Equity                                197            3,029              296            4,949
        Federated Prime Money                                       2,716            4,679            6,261            5,705
      Fidelity(R) Investments Variable Insurance
        Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM)                           1,116            1,341            6,960            7,241
        Fidelity(R) VIP Contrafund(R)                               4,428            5,994           31,697           35,038
        Fidelity(R) VIP Equity-Income                               9,464           11,950           62,783           66,060
        Fidelity(R) VIP Growth                                      6,342            5,804           32,615           32,612
        Fidelity(R) VIP High Income                                 6,602            2,590            9,484            9,938
        Fidelity(R) VIP Index 500                                   7,248            7,368           49,563           54,495
        Fidelity(R) VIP Investment Grade Bond                          39               87              834            1,104
        Fidelity(R) VIP Overseas                                      787              823            4,873            4,741
      ING VP Balanced                                               3,468            1,984            9,540            8,150
      ING VP Bond                                                   2,667            7,350           19,632           15,385
      ING VP Emerging Markets                                           -               40              337              465
      ING VP Money Market                                          40,037           55,561          170,334          170,655
      ING VP Natural Resources                                          -               60              540              652

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                                YEAR ENDED DECEMBER 31
                                                                         2003                              2002
                                                           ------------------------------    ------------------------------
                                                              PURCHASES         SALES          PURCHASES          SALES
                                                           --------------   -------------    --------------   -------------
                                                                                (DOLLARS IN THOUSANDS)
      ING Partners, Inc.:
        ING JPMorgan Fleming International                 $          377   $          538   $        2,485   $        2,158
        ING MFS Capital Opportunities                               5,316            6,900            6,584            6,693
        ING MFS Research Equity                                       294            1,808           12,764           15,231
        ING Salomon Brothers Aggressive Growth                      3,500            4,668           35,919           40,346
        ING T. Rowe Price Growth Equity                             1,461            3,021           25,103           28,426
      ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                          776              424              774              818
        ING VP Strategic Allocation Growth                            729              568            1,571            1,614
        ING VP Strategic Allocation Income                            544              630            2,200            2,590
      ING Variable Funds:
        ING VP Growth and Income                                    3,803            5,485           36,396           38,597
      ING Variable Portfolios, Inc.:
        ING VP Global Science and Technology                        2,281              720            3,348            2,663
        ING VP Growth                                                 688              695            2,441            2,694
        ING VP Index Plus LargeCap                                  5,455            3,311           14,088           11,899
        ING VP Index Plus MidCap                                        3                -               12                -
        ING VP Index Plus SmallCap                                      -                1                1                -
        ING VP International Equity                                   217              110              488              490
        ING VP Small Company                                        8,950            5,820           19,955           17,330
        ING VP Value Opportunity                                      298            1,147            9,157           10,789
      Janus Aspen Series:
        Janus Aspen Series Balanced                                 1,229            6,105           22,822           23,081
        Janus Aspen Series Flexible Income                          2,057            6,748           12,463           10,151
        Janus Aspen Series Growth                                   1,773            4,682           26,628           31,625
        Janus Aspen Series MidCap Growth                            5,493            6,053           37,774           39,379
        Janus Aspen Series Worldwide Growth                           798            9,109           72,538           83,178
      MFS(R) Variable Insurance Trust:
        MFS(R) Global Governments                                   1,313            1,116            1,375              849
        MFS(R) Total Return                                         2,836            4,457           27,587           28,014
      Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                               4,229            3,434           23,459           24,491
        Oppenheimer Global Securities                               4,755            1,199            9,368            5,842
        Oppenheimer Main Street                                     3,547            3,447           11,322           12,672
        Oppenheimer Strategic Bond                                  4,276            2,593            8,125            6,655

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The net changes in units outstanding follow:

                                                                           YEAR ENDED DECEMBER 31
                                                                          2003              2002
                                                                     --------------    --------------
                                                                        NET UNITS         NET UNITS
                                                                         ISSUED            ISSUED
                                                                       (REDEEMED)        (REDEEMED)
                                                                     --------------    --------------
      AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                           570               509
        AIM V.I. Core Equity                                                 69,416            90,663
        AIM V.I. Growth                                                     113,077            43,250
        AIM V.I. Premier Equity                                              84,019            92,637
      Alger American Funds:
        Alger American Balanced                                             (12,747)          (23,021)
        Alger American Income & Growth                                      (11,278)          (36,014)
        Alger American Leveraged AllCap                                     (14,299)          (19,670)
      American Century(R) Investments:
        American Century(R) VP Balanced                                      (9,736)           (1,786)
        American Century(R) VP International                                 (3,799)          (25,240)
      Calvert Social Balanced                                                18,650            (1,116)
      Federated Insurance Series:
        Federated American Leaders                                         (809,336)         (876,127)
        Federated Capital Income                                           (188,119)         (252,967)
        Federated Equity Income                                            (136,487)         (274,554)
        Federated Fund for US Government Securities                        (175,126)           96,263
        Federated Growth Strategies                                        (211,218)         (420,224)
        Federated High Income Bond                                         (193,483)         (289,445)
        Federated International Equity                                     (234,532)         (367,941)
        Federated Prime Money                                              (156,058)           45,000
      Fidelity(R) Investments Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM)                                   (21,579)          (37,270)
        Fidelity(R) VIP Contrafund(R)                                       (82,033)         (199,791)
        Fidelity(R) VIP Equity-Income                                      (187,042)         (315,515)
        Fidelity(R) VIP Growth                                              283,600           266,882
        Fidelity(R) VIP High Income                                         426,158          (154,966)
        Fidelity(R) VIP Index 500                                           (39,210)         (317,831)
        Fidelity(R) VIP Investment Grade Bond                                (4,836)          (20,911)
        Fidelity(R) VIP Overseas                                             (9,558)            6,810
      ING VP Balanced                                                       172,750           182,190
      ING VP Bond                                                          (321,413)          279,558
      ING VP Emerging Markets                                                (5,069)          (17,417)
      ING VP Money Market                                                (1,279,046)          (81,733)
      ING VP Natural Resources                                               (4,644)           (9,133)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                           YEAR ENDED DECEMBER 31
                                                                          2003              2002
                                                                     --------------    --------------
                                                                        NET UNITS         NET UNITS
                                                                         ISSUED            ISSUED
                                                                       (REDEEMED)        (REDEEMED)
                                                                     --------------    --------------
      ING Partners, Inc.:
        ING JPMorgan Fleming International                                  (16,489)           35,375
        ING MFS Capital Opportunities                                      (163,672)           (2,629)
        ING MFS Research Equity                                            (198,168)         (288,830)
        ING Salomon Brothers Aggressive Growth                             (138,436)         (528,359)
        ING T. Rowe Price Growth Equity                                     (91,721)         (214,135)
      ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                                 23,316            (5,425)
        ING VP Strategic Allocation Growth                                   15,995            (5,898)
        ING VP Strategic Allocation Income                                   (5,862)          (28,386)
      ING Variable Funds:
        ING VP Growth and Income                                           (154,105)         (154,801)
      ING Variable Portfolios, Inc.:
        ING VP Global Science and Technology                                490,437           127,863
        ING VP Growth                                                        16,755             3,051
        ING VP Index Plus LargeCap                                          342,850           391,013
        ING VP Index Plus MidCap                                                317               993
        ING VP Index Plus SmallCap                                               (2)               46
        ING VP International Equity                                          17,585               317
        ING VP Small Company                                                264,905           168,092
        ING VP Value Opportunity                                            (60,116)         (125,888)
      Janus Aspen Series:
        Janus Aspen Series Balanced                                        (257,656)          (21,709)
        Janus Aspen Series Flexible Income                                 (307,164)          137,074
        Janus Aspen Series Growth                                          (215,118)         (330,143)
        Janus Aspen Series MidCap Growth                                     52,207           (45,483)
        Janus Aspen Series Worldwide Growth                                (517,098)         (587,174)
      MFS(R) Variable Insurance Trust:
        MFS(R) Global Governments                                            11,679            45,216
        MFS(R) Total Return                                                (114,344)          (64,009)
      Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                        54,126           (97,444)
        Oppenheimer Global Securities                                       299,448           280,366
        Oppenheimer Main Street                                             423,331          (123,351)
        Oppenheimer Strategic Bond                                          115,601            96,139

                                       51
Q

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     AIM V.I. Capital Appreciation
          2003                             2       $   7.69        $       12           -%         1.00%                28.17%
          2002                             1       $   6.00                 6           -          1.00%               -25.11%
          2001                             1       $   8.01                 4       12.41     1.00% to 1.25%           -24.05%
          2000                             -       $  10.55                 1        *              *                     *
     AIM V.I. Core Equity
          2003                           334       $   7.54             2,525        1.06          1.00%                23.20%
          2002                           265       $   6.12             1,625        0.40          1.00%               -16.42%
          2001                           174       $   7.32             1,281        0.09     1.00% to 1.25%           -23.61%
          2000                             -       $   9.58                 1        *              *                     *
     AIM V.I. Growth
          2003                           342       $   5.07             1,735           -          1.00%                29.67%
          2002                           299       $   3.91             1,170           -          1.00%               -31.66%
          2001                           256       $   5.71             1,463        0.43     1.00% to 1.25%           -34.56%
          2000                            16       $   8.73               140        *              *                     *
     AIM V.I. Premier Equity
          2003                           336       $   6.76             2,269        0.33          1.00%                23.81%
          2002                           252       $   5.46             1,374        0.41          1.00%               -30.95%
          2001                           159       $   7.91             1,257        4.22     1.00% to 1.25%           -13.44%
          2000                             -       $   9.13                 2            *          *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Alger American Balanced
          2003                            32       $  19.68        $      630        2.17%         1.40%                17.42%
          2002                            45       $  16.76               750        1.56          1.40%               -13.52%
          2001                            68       $  19.39             1,314        3.23     1.25% to 1.40%            -3.31%
          2000                            77       $  20.05             1,538           *           *                       *
     Alger American Income & Growth
          2003                            84       $  19.97             1,668        0.32          1.40%                28.01%
          2002                            95       $  15.60             1,479        0.60          1.40%               -32.07%
          2001                           131       $  22.96             3,004        7.41     1.25% to 1.40%           -15.53%
          2000                           159       $  27.19             4,315           *           *                       *
     Alger American Leveraged AllCap
          2003                            87       $  19.18             1,660           -          1.40%                32.83%
          2002                           101       $  14.44             1,456        0.01          1.40%               -34.84%
          2001                           121       $  22.16             2,671        3.44     1.25% to 1.40%           -17.11%
          2000                           142       $  26.74             3,803           *           *                       *
     American Century(R) VP Balanced
          2003                            12       $  15.31               177        3.08          1.40%                17.86%
          2002                            21       $  12.99               277        2.74          1.40%               -10.82%
          2001                            23       $  14.57               336        6.24     1.25% to 1.40%            -4.89%
          2000                            25       $  15.32               383           *           *                       *
     American Century(R) VP
       International
          2003                            38       $  14.15               532        0.79          1.40%                22.72%
          2002                            41       $  11.53               477        0.84          1.40%               -21.49%
          2001                            67       $  14.69               979       10.52     1.25% to 1.40%           -30.17%
          2000                            90       $  21.03             1,882           *           *                       *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Calvert Social Balanced
          2003                            38   $9.49 to $11.30     $      424        2.64%    1.00% to 1.40%      17.59% to 18.18%
          2002                            19    $8.03 to $9.61            182        2.65     1.00% to 1.40%     -13.38% to -12.46%
          2001                            20   $10.92 to $11.09           222        5.66     1.00% to 1.40%      -8.25% to -8.10%
          2000                            18   $11.88 to $12.09           220           *           *                     *
     Federated American Leaders
          2003                         3,991       $  20.50            81,925        1.52         1.40%                 25.92%
          2002                         4,801       $  16.28            78,300        1.15     1.25% to 1.40%           -21.33%
          2001                         5,677       $  20.70           117,754        2.00     1.25% to 1.40%            -5.56%
          2000                         6,137       $  21.92           134,796           *           *                     *
     Federated Capital Income
          2003                           682       $  11.85             8,126        6.54         1.40%                 18.98%
          2002                           870       $   9.96             8,714        5.53     1.25% to 1.40%           -25.01%
          2001                         1,123       $  13.28            14,993        3.52     1.25% to 1.40%           -14.94%
          2000                         1,282       $  15.61            20,076           *           *                     *
     Federated Equity Income
          2003                         1,398       $  12.34            17,322        1.88         1.40%                 25.53%
          2002                         1,535       $   9.83            15,168        2.03     1.25% to 1.40%           -21.85%
          2001                         1,809       $  12.58            22,899        1.95     1.25% to 1.40%           -12.24%
          2000                         1,963       $  14.34            28,257           *           *                     *
     Federated Fund for US
       Government Securities
          2003                           335       $  15.09             5,051        4.20         1.40%                  0.94%
          2002                           510       $  14.95             7,622        3.39         1.40%                  7.52%
          2001                           414       $  13.90             5,750        5.53     1.25% to 1.40%             5.53%
          2000                           395       $  13.18             5,208           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Federated Growth Strategies
          2003                         1,079       $  18.83        $   20,317           -%         1.40%                38.15%
          2002                         1,290       $  13.63            17,585           -          1.40%               -27.38%
          2001                         1,710       $  18.77            32,104        1.60     1.25% to 1.40%           -23.48%
          2000                         1,926       $  24.53            47,248           *           *                     *
     Federated High Income Bond
          2003                           982       $  14.76            14,508        7.74          1.40%                20.49%
          2002                         1,175       $  12.25            14,413       10.18     1.25% to 1.40%            -0.03%
          2001                         1,465       $  12.25            17,955       10.78     1.25% to 1.40%            -0.05%
          2000                         1,630       $  12.26            19,988           *           *                     *
     Federated International Equity
          2003                           833       $  14.07            11,757           -          1.40%                30.04%
          2002                         1,068       $  10.82            11,589           -     1.25% to 1.40%           -23.84%
          2001                         1,436       $  14.21            20,460       13.04     1.25% to 1.40%           -30.42%
          2000                         1,699       $  20.42            34,741           *           *                     *
     Federated Prime Money
          2003                           306       $  12.31             3,768        0.72          1.40%                -0.73%
          2002                           462       $  12.40             5,731        1.41          1.40%                -0.01%
          2001                           417       $  12.41             5,175        3.90     1.25% to 1.40%             2.28%
          2000                           343       $  12.13             4,159           *           *                     *
     Fidelity(R) VIP ASSET
       MANAGER(SM)
          2003                           369    $11.56 to $16.18        5,491        3.48     1.25% to 1.40%      16.32% to 16.53%
          2002                           391     $9.92 to $13.91        5,092        3.86     1.25% to 1.40%      -10.01% to -9.87%
          2001                           428    $11.01 to $15.46        6,147        5.71     1.25% to 1.40%      -5.44% to -5.30%
          2000                           438    $11.62 to $16.35        6,672           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Fidelity(R) VIP Contrafund(R)
          2003                         1,349    $10.12 to $20.96   $   26,252        0.44%    1.00% to 1.40%      26.65% to 27.30%
          2002                         1,431     $7.95 to $16.55       22,088        0.88     1.00% to 1.40%     -10.62% to -10.25%
          2001                         1,631     $8.86 to $18.52       28,132        3.67     1.00% to 1.40%      -13.48% to -9.81%
          2000                         1,941     $9.82 to $21.40       38,834           *           *                     *
     Fidelity(R) VIP Equity-Income
          2003                         2,298    $10.76 to $18.22       38,898        1.70     1.00% to 1.40%      28.49% to 29.02%
          2002                         2,485     $8.34 to $14.18       32,897        1.80     1.00% to 1.40%     -18.11% to -17.77%
          2001                         2,801    $10.14 to $17.31       45,509        6.50     1.00% to 1.40%       -6.30% to 2.48%
          2000                         2,821     $9.90 to $18.47       49,034           *           *                     *
     Fidelity(R) VIP Growth
          2003                         2,757     $7.32 to $15.97       29,686        0.24     1.00% to 1.40%      31.01% to 31.65%
          2002                         2,474     $5.56 to $12.19       22,175        0.25     1.00% to 1.40%     -31.09% to -30.80%
          2001                         2,207     $8.04 to $17.69       31,764        7.38     1.00% to 1.40%      -18.81% to -18.48
          2000                         1,925     $9.86 to $21.79       39,717           *           *                     *
     Fidelity(R) VIP High Income
          2003                         1,216     $8.44 to $11.34       12,642        6.01     1.25% to 1.40%      25.44% to 25.78%
          2002                           790      $6.71 to $9.04        6,897       11.08     1.25% to 1.40%       2.00% to 2.15%
          2001                           945      $6.57 to $8.86        7,979       17.37     1.25% to 1.40%     -12.98% to -12.85%
          2000                         1,106     $7.54 to $10.18       10,694           *           *                     *
     Fidelity(R) VIP Index 500
          2003                         1,473    $11.04 to $18.83       25,584        1.36     1.25% to 1.40%      26.63% to 26.75%
          2002                         1,512     $8.71 to $14.87       20,521        1.36     1.25% to 1.40%     -23.34% to -23.22%
          2001                         1,830    $11.34 to $19.40       32,591        1.19     1.25% to 1.40%     -13.34% to -13.20%
          2000                         2,149    $13.07 to $22.38       44,133           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Fidelity(R) VIP Investment
       Grade Bond
          2003                            41       $15.58          $      636        3.93%         1.40%                 3.73%
          2002                            46       $15.02                 686        4.49          1.40%                 8.80%
          2001                            67       $13.81                 919        5.53     1.25% to 1.40%             6.94%
          2000                            75       $12.91                 963           *           *                     *
     Fidelity(R) VIP Overseas
          2003                           242    $10.24 to $13.56        3,114        0.74     1.25% to 1.40%      41.40% to 41.63%
          2002                           251     $7.23 to $9.59         2,309        0.83     1.25% to 1.40%     -21.40% to -21.28%
          2001                           244     $9.19 to $12.20        2,834       14.13     1.00% to 1.40%     -22.28% to -22.16%
          2000                           279    $11.80 to $15.70        4,168           *           *                     *
     ING VP Balanced
          2003                         1,092    $10.24 to $17.64       13,216        1.95     1.00% to 1.40%      17.21% to 17.70%
          2002                           919     $8.70 to $15.05       10,006        0.98     1.00% to 1.40%     -11.56% to -11.20%
          2001                           737     $9.80 to $17.02        9,754        6.16     1.00% to 1.40%      -5.56% to -5.17%
          2000                           474    $10.33 to $18.02        7,942           *           *                     *
     ING VP Bond
          2003                           743    $13.57 to $15.17       11,032        1.87     1.25% to 1.40%       4.84% to 4.95%
          2002                         1,064    $12.93 to $14.47       15,106        3.62     1.25% to 1.40%       6.82% to 6.98%
          2001                           784    $12.09 to $13.55       10,374        6.63     1.00% to 1.40%       7.22% to 7.38%
          2000                           568    $11.26 to $12.64        7,033           *           *                     *
     ING VP Emerging Markets
          2003                            20       $9.65                  190           -          1.40%                45.11%
          2002                            25       $6.65                  164           -          1.40%               -10.60%
          2001                            42       $7.43                  313       21.63     1.25% to 1.40%           -11.68%
          2000                            53       $8.42                  446           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Money Market
          2003                         1,630    $10.96 to $12.58   $   19,909        2.08%    1.00% to 1.40%      -0.55% to -0.09%
          2002                         2,909    $10.97 to $12.65       35,752        3.44     1.00% to 1.40%       0.20% to 0.61%
          2001                         2,991    $10.91 to $12.62       36,764        4.11     1.00% to 1.40%       1.41% to 2.63%
          2000                         2,417    $10.76 to $12.32       29,041           *           *                     *
     ING VP Natural Resources
          2003                            28       $14.94                 423           -          1.40%                28.68%
          2002                            33       $11.61                 383        0.18          1.40%                -3.47%
          2001                            42       $12.02                 506           -     1.25% to 1.40%           -17.12%
          2000                            51       $14.51                 742           *           *                     *
     ING JPMorgan Fleming
       International
          2003                           160    $10.19 to $10.71        1,701        1.01     1.25% to 1.40%      27.65% to 27.85%
          2002                           176     $7.97 to $8.39         1,470        0.62     1.25% to 1.40%     -19.23% to -19.10%
          2001                           141     $9.86 to $10.38        1,456       24.41     1.00% to 1.40%     -27.96% to -27.84%
          2000                           111    $13.66 to $14.42        1,602           *           *                     *
     ING MFS Capital Opportunities
          2003                           290    $10.64 to $11.16        3,225        0.19     1.25% to 1.40%      26.24% to 26.37%
          2002                           453     $8.42 to $8.84         3,984           -     1.25% to 1.40%     -31.14% to -31.04%
          2001                           456    $12.20 to $12.84        5,817       16.63     1.00% to 1.40%     -25.82% to -25.70%
          2000                           681    $16.42 to $17.30       11,714           *           *                     *
     ING MFS Research Equity
          2003                           828     $8.74 to $9.61         7,314        0.56     1.25% to 1.40%      23.27% to 23.36%
          2002                         1,026     $7.09 to $7.79         7,353        0.19     1.25% to 1.40%     -25.95% to -25.83%
          2001                         1,315     $9.57 to $10.50       12,718       20.94     1.00% to 1.40%     -22.00% to -21.88%
          2000                         1,567    $12.27 to $13.44       19,399           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING Salomon Brothers Aggressive
       Growth
          2003                         1,311     $5.63 to $9.03    $   11,703           -%    1.00% to 1.40%      36.20% to 36.65%
          2002                         1,450     $4.12 to $6.63         9,494           -     1.00% to 1.40%     -36.21% to -35.95%
          2001                         1,978     $6.43 to $10.40       20,338        6.42     1.00% to 1.40%     -26.26% to -25.96%
          2000                         2,360     $8.68 to $14.10       32,921           *           *                     *
     ING T. Rowe Price Growth Equity
          2003                         1,115     $9.42 to $17.89       19,372        0.15     1.00% to 1.40%      29.17% to 29.57%
          2002                         1,207     $7.27 to $13.85       16,326        0.18     1.00% to 1.40%     -24.37% to -20.23%
          2001                         1,421    $12.80 to $18.32       25,447       15.48     1.00% to 1.40%     -11.48% to -11.35%
          2000                         1,650    $14.43 to $20.69       33,378           *           *                     *
     ING VP Strategic Allocation
       Balanced
          2003                            70    $10.73 to $15.22        1,035        1.13     1.25% to 1.40%      17.80% to 18.04%
          2002                            47     $9.09 to $12.92          554        2.39     1.25% to 1.40%     -10.81% to -10.67%
          2001                            52    $10.18 to $14.48          675        2.79     1.00% to 1.40%      -8.30% to -8.16%
          2000                            56    $11.08 to $15.79          801           *           *                     *
     ING VP Strategic Allocation
       Growth
          2003                            74    $10.18 to $15.47        1,094        1.11     1.25% to 1.40%      22.58% to 22.80%
          2002                            58     $8.29 to $12.62          710        2.15     1.25% to 1.40%     -14.97% to -14.84%
          2001                            64     $9.73 to $14.84          914        1.58     1.00% to 1.40%     -12.79% to -12.65%
          2000                            83    $11.14 to $17.02        1,319           *           *                     *
     ING VP Strategic Allocation
       Income
          2003                           109    $11.61 to $15.35        1,648        2.37     1.25% to 1.40%      12.04% to 12.17%
          2002                           115    $10.35 to $13.70        1,561        2.72     1.25% to 1.40%      -5.69% to -5.54%
          2001                           143    $10.95 to $14.52        2,048        3.63     1.00% to 1.40%      -3.75% to -3.60%
          2000                           104    $11.36 to $15.09        1,581           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Growth and Income
          2003                           977    $7.04 to $13.88    $   11,684           -%    1.00% to 1.40%      24.37% to 24.82%
          2002                         1,131    $5.64 to $11.16        10,865        0.83     1.00% to 1.40%     -26.04% to -25.74%
          2001                         1,285    $7.59 to $15.10        17,195        0.62     1.00% to 1.40%     -19.55% to -15.90%
          2000                         1,435    $9.03 to $18.77        23,995           *           *                     *
     ING VP Global Science and
       Technology
          2003                           784    $3.67 to $3.73          2,897           -     1.00% to 1.40%      43.36% to 44.02%
          2002                           293    $2.56 to $2.59            756           -     1.00% to 1.40%     -42.10% to -41.87%
          2001                           166    $4.42 to $4.45            735           -     1.00% to 1.40%     -24.04% to -23.75%
          2000                            41    $5.82 to $5.84            238           *           *                     *
     ING VP Growth
          2003                           368    $6.45 to $13.36         3,073           -     1.00% to 1.40%      28.46% to 29.00%
          2002                           351    $5.00 to $10.40         2,359           -     1.00% to 1.40%     -29.94% to -29.65%
          2001                           348    $7.11 to $14.84         3,638       10.59     1.00% to 1.40%     -28.09% to -27.79%
          2000                           363    $9.84 to $20.64         6,861           *           *                     *
     ING VP Index Plus LargeCap
          2003                         1,638    $8.03 to $16.78        16,152        1.05     1.00% to 1.40%      24.39% to 24.88%
          2002                         1,296    $6.43 to $13.49        10,983        0.23     1.00% to 1.40%     -22.63% to -22.31%
          2001                           905    $8.25 to $17.44        11,476        4.80     1.00% to 1.40%     -14.84% to -14.48%
          2000                           649    $9.68 to $20.48        12,035           *           *                     *
     ING VP Index Plus MidCap
          2003                             4        $14.31                 63           -         1.00%                 31.04%
          2002                             4        $10.92                 45        0.41         1.00%                -12.97%
          2001                             3        $12.54                 39        8.59         1.00%                  **
          2000                            **          **                   **          **           **                   **

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Index Plus SmallCap
          2003                             3        $13.85         $       37           -%         1.00%                34.86%
          2002                             3        $10.27                 28        0.14          1.00%               -14.07%
          2001                             2        $11.95                 32       10.40          1.00%                  **
          2000                            **          **                   **          **           **                    **
     ING VP International Equity
          2003                            64    $6.87 to $8.15            492        1.03     1.00% to 1.40%      30.32% to 30.61%
          2002                            46    $5.26 to $6.25            281        0.22     1.00% to 1.40%     -27.71% to -27.41%
          2001                            46    $7.24 to $8.63            383        0.09     1.00% to 1.40%     -24.95% to -24.64%
          2000                            59    $9.61 to $11.48           676           *           *                     *
     ING VP Small Company
          2003                           940   $12.67 to $19.42        15,188        0.25     1.00% to 1.40%      35.52% to 36.09%
          2002                           676    $9.31 to $14.33         8,445        0.64     1.00% to 1.40%     -24.30% to -23.99%
          2001                           507   $12.25 to $18.93         9,047        3.07     1.00% to 1.40%       2.54% to 2.96%
          2000                           455   $11.89 to $18.46         8,152           *           *                     *
     ING VP Value Opportunity
          2003                           204    $9.08 to $16.37         3,076        0.79     1.00% to 1.40%      22.90% to 23.37%
          2002                           264    $7.36 to $13.32         3,282        0.50     1.00% to 1.40%     -27.00% to -26.70%
          2001                           390   $10.05 to $18.25         6,718        5.60     1.00% to 1.40%      -10.89% to -8.87%
          2000                           352   $11.02 to $20.48         6,820           *           *                     *
     Janus Aspen Series Balanced
          2003                           710   $10.29 to $22.53        14,592        2.11     1.00% to 1.40%      12.43% to 12.83%
          2002                           968    $9.12 to $20.04        17,715        2.38     1.00% to 1.40%      -7.76% to -7.38%
          2001                           989    $9.84 to $21.72        19,636        2.54     1.00% to 1.40%       -6.05% to 0.72%
          2000                         1,104    $9.77 to $23.12        23,240           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Janus Aspen Series Flexible
       Income
          2003                           342    $13.61 to $16.82   $    5,518        4.16%    1.25% to 1.40%       4.93% to 5.10%
          2002                           649    $12.95 to $16.03       10,027        4.31     1.25% to 1.40%       8.93% to 9.10%
          2001                           512    $11.87 to $14.72        7,279        5.65     1.00% to 1.40%       6.22% to 6.38%
          2000                           356    $11.16 to $13.86        4,666           *           *                     *
     Janus Aspen Series Growth
          2003                           621     $6.61 to $16.46        9,545        0.08     1.00% to 1.40%      29.91% to 30.37%
          2002                           836     $5.07 to $12.67        9,846           -     1.00% to 1.40%      -27.54% to 1.52%
          2001                         1,166    $11.40 to $17.49       19,187        0.26     1.00% to 1.40%     -25.80% to -25.68%
          2000                         1,406    $15.34 to $23.57       31,014           *           *                     *
     Janus Aspen Series MidCap
       Growth
          2003                         1,250     $5.04 to $14.12       10,449           -     1.00% to 1.40%      33.21% to 33.69%
          2002                         1,197     $3.77 to $10.60        8,360           -     1.00% to 1.40%     -28.95% to -28.65%
          2001                         1,243     $5.28 to $14.92       13,647           -     1.00% to 1.40%     -40.31% to -40.06%
          2000                         1,110     $8.82 to $25.00       25,895           *           *                     *
     Janus Aspen Series Worldwide
       Growth
          2003                         1,793     $7.14 to $18.99       28,342        1.05     1.00% to 1.40%      22.28% to 22.89%
          2002                         2,310     $5.81 to $15.53       30,978        0.83     1.00% to 1.40%     -26.55% to -26.24%
          2001                         2,897     $7.88 to $21.14       54,632        0.44     1.00% to 1.40%     -23.53% to -23.22%
          2000                         3,253    $10.27 to $27.65       84,022           *           *                     *
     MFS (R) Global Governments
          2003                           107    $12.66 to $12.97        1,384        7.39     1.25% to 1.40%       8.81% to 9.04%
          2002                            95    $11.61 to $11.92        1,134        2.57     1.25% to 1.40%       6.89% to 7.05%
          2001                            50    $10.85 to $11.15          559        3.16     1.25% to 1.40%       3.28% to 3.43%
          2000                            61    $10.49 to $10.80          651           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     MFS(R) Total Return
          2003                         1,102   $13.59 to $17.79    $   18,622        1.78%    1.25% to 1.40%      14.70% to 14.88%
          2002                         1,217   $11.83 to $15.51        17,806        1.87     1.25% to 1.40%      -6.50% to -6.35%
          2001                         1,281   $12.63 to $16.59        20,066        5.25     1.25% to 1.40%      -1.17% to -1.01%
          2000                         1,070   $12.76 to $16.78        16,787           *           *                     *
     Oppenheimer Aggressive Growth
          2003                           357   $10.38 to $12.80         4,366           -     1.25% to 1.40%      23.79% to 24.01%
          2002                           302    $8.37 to $10.34         2,987        0.68     1.25% to 1.40%     -28.80% to -28.69%
          2001                           400   $11.74 to $14.52         5,569       15.42     1.25% to 1.40%     -32.24% to -32.14%
          2000                           474   $17.30 to $21.42         9,743           *           *                     *
     Oppenheimer Global Securities
          2003                           956   $12.02 to $19.74        14,349        0.59     1.00% to 1.40%      41.00% to 41.58%
          2002                           656    $8.49 to $14.00         7,124        0.52     1.00% to 1.40%     -23.23% to -22.91%
          2001                           376   $11.01 to $18.23         5,455        8.61     1.00% to 1.40%     -13.28% to -12.92%
          2000                           308   $12.65 to $21.02         6,287           *           *                     *
     Oppenheimer Main Street
          2003                           672    $9.75 to $12.63         7,918        0.89     1.25% to 1.40%      25.05% to 25.16%
          2002                           665    $7.79 to $10.10         6,276        0.78     1.25% to 1.40%     -19.94% to -19.81%
          2001                           788    $9.71 to $12.62         9,280        0.55     1.25% to 1.40%     -11.43% to -11.29%
          2000                           886   $10.95 to $14.25        11,851           *           *                     *

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS


                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                 DIVISION            (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Oppenheimer Strategic Bond
        2003                             575   $13.20 to $14.29    $    8,115        6.39%    1.00% to 1.40%     16.46% to 16.81%
        2002                             460   $11.30 to $12.27         5,664        6.30     1.00% to 1.40%      5.94% to 6.37%
        2001                             364   $10.62 to $11.58         4,138        5.71     1.00% to 1.40%      1.72% to 3.52%
        2000                             317   $10.33 to $11.21         3,479           *           *                   *

     *    Not provided for 2000.
     ** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.

     (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     (C) Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
--------------------------------------------

(a)    Financial Statements: (1) Included in Part A:
             Condensed Financial Information
       (2)   Included in Part B:
             Financial Statements of Variable Annuity Account I:
             - Report of Independent Auditors
             - Statement of Assets and Liabilities as of December 31, 2003
             - Statement of Operations for the year ended December 31, 2003
             - Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002 - Notes to Financial Statements Financial Statements of ING Insurance Company of America: - Report of Independent Auditors - Consolidated Income
             Statements for the years ended December 31, 2003, 2002 and 2001
             - Balance Sheets as of December 31, 2003 and 2002
             - Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
             - Statements of Cash Flows for the years ended
                December 31, 2003, 2002 and 2001
             - Notes to Financial Statements

(b)    Exhibits

     (1)  Resolution establishing Variable Annuity Account I(1)

     (2)  Not Applicable

     (3.1) Selling Agreement(1)
     (3.2)Principal  Underwriting  Agreement  between Aetna Insurance Company of
          America and Aetna Investment Services, LLC effective as of November 17, 2000(2)

     (4.1) Variable Annuity Contract (G-MP2(5/97))(3)
     (4.2) Variable Annuity Contract Certificate (MP2CERT(5/97))(3)
     (4.3) Variable Annuity Contract (IMP2(5/97))(3)
     (4.4) Variable Annuity Contract (G2-CDA-94(IR))(1)
     (4.5) Variable Annuity Contract (G2-CDA-94(NQ))(1)
     (4.6) Variable Annuity Contract (G-MP2(5/96))(4)
     (4.7) Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
     (4.8) Endorsement (MP2NQEND(4/95))(5)
     (4.9) Endorsement (MP2NQCERTEND(4/95))(5)
     (4.10) Endorsement (MP2IREND(4/95))(5)
     (4.11) Endorsement  (MP2END(9/97)) to Contract  G-MP2(5/96) and Certificate
          MP2CERT(5/96)(3)

     (4.12) Endorsement  (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate
          MP2CERT(5/96)(3)
     (4.13) Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL)(6)

     (5)  Variable Annuity Contract Application(1)

     (6.1)Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Insurance Company of America (formerly Aetna Insurance Company of America)(7)
     (6.2)By-laws  restated  as of January 1, 2002 of ING  Insurance  Company of
          America (formerly Aetna Insurance Company of America)(7)

       (7) Not Applicable

     (8.1)Fund  Participation  Agreement  dated as of May 1, 1998 between  Aetna
          Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna, Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management(8)
     (8.2)Amendment  No.  1  dated  as of  May 1,  2000  to  Fund  Participation
          Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management(8)
     (8.3)Amendment  No. 2 dated June 26, 2001 to Fund  Participation  Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management(9)
     (8.4)Service   Agreement  dated  May  1,  1998  between  Aeltus  Investment
          Management, Inc. and Aetna Insurance Company of America(8)
     (8.5)First  Amendment  dated as of May 1, 2000 to Service  Agreement  dated
          May 1, 1998 between Aeltus Investment
               Management, Inc. and Aetna Insurance Company of America(8) (8.6)Second Amendment dated as of June 26, 2001 to Service Agreement dated
          May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America(9)
     (8.7)Fund  Participation  Agreement  dated  August  30,  1995  among  Aetna
          Insurance Company of America, Alger American Fund and Fred Alger Management, Inc.(10)

     (8.8)Fund  Participation  Agreement  dated  December 1, 1997 among  Calvert
          Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America(11)
     (8.9)Service  Agreement  dated  December  1,  1997  between  Calvert  Asset
          Management Company, Inc. and Aetna Insurance Company of America(11) (8.10) Fund Participation Agreement dated July 1, 1994 by and among
          Insurance Management Series, Federated Advisers and Aetna Insurance Company of America(12)
     (8.11) Fund  Participation  Agreement  dated  October  20, 1995 among Aetna
          Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(10)
     (8.12) First  Amendment  dated  as of May 1,  1997  to  Fund  Participation
          Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(8)
     (8.13) Fund  Participation  Agreement  dated  October  20, 1995 among Aetna
          Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(10)
     (8.14) First  Amendment  dated  as of May 1,  1997  to  Fund  Participation
          Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(8)
     (8.15) Service  Agreement  effective  as of November 1, 1995 by and between
          Fidelity Investment Institutional Operations Company and Aetna Insurance Company of America(2)
     (8.16) Amendment dated January 1, 1997 to Service Agreement effective as of
          November 1, 1995 by and between Fidelity Investment Institutional Operations Company and Aetna Insurance Company of America(2)
     (8.17)  Amendment  effective  as of  July  1,  2000  to  Service  Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
     (8.18) Fund  Participation  Agreement  dated  December  8, 1997 among Janus
          Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(13)
     (8.19) Amendment  dated  October 12, 1998 to Fund  Participation  Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(13)
     (8.20) Amendment dated August 1, 2000 to Fund Participation Agreement dated
          December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(2)
     (8.21) Letter  Agreement  dated  December 7, 2001  between  Janus and Aetna
          Insurance Company of America reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(6)

     (8.22) Service Agreement dated as of December 8, 1997 between Janus Capital
          Corporation and Aetna Insurance Company of America(13)
     (8.23) First Amendment  dated August 1, 2000 to Service  Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America(2)
     (8.24) Distribution and Shareholder  Services  Agreement dated as of August
          1, 2000 between Janus Distributors, Inc. and Aetna Insurance Company of America(2)
     (8.25) Letter  Agreement  dated  October 19, 2001  between  Janus and Aetna
          Insurance Company of America reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(6)
     (8.26) Fund  Participation  Agreement  dated  September 1, 1995 among Aetna
          Insurance Company of America and Lexington Natural Resources Trust and Lexington Management Corporation(10)
     (8.27) Fund  Participation  Agreement  dated  September 1, 1995 among Aetna
          Insurance Company of America, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation(10)
     (8.28) Fund Participation Agreement dated April 30, 1996 among MFS Variable
          Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(14)
     (8.29) First  Amendment  dated  September  3,  1996  to Fund  Participation
          Agreement dated April 30, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(15)
     (8.30)  Second  Amendment  dated  as of May 1,  1998 to Fund  Participation
          Agreement dated April 30, 1996 and amended on September 3, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(8)
     (8.31)  Third  Amendment  effective  July 1,  1999  to  Fund  Participation
          Agreement dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(8)
     (8.32) Fourth  Amendment  dated as of November  17,  2000 to  Participation
          Agreement entered into on April 30, 1996 and amended on September 3, 1996, May 1, 1998 and July 1, 1999 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company(14)
     (8.33) Fund  Participation  Agreement  dated  April 1, 1997  between  Aetna
          Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc.(4)
     (8.34) Service  Agreement  dated  April 1,  1997  between  Aetna  Insurance
          Company of America and Oppenheimer Funds, Inc.(4)
     (8.35) Participation Agreement dated as of December 5, 2001 among Portfolio
          Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America(6)

     (8.36) Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America(6)
     (8.37) Amendment  dated May 1, 2003 between ING  Partners,  INC.,  ING Life
          Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance Company of America to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002.(16)
     (8.38) Shareholder  Servicing Agreement (Service Class Shares) dated as May
          1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America)(6)
     (8.39) Amendment  dated May 1, 2003 by and between ING  Partners,  Inc. and
          ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated May 1, 2002.(16)
     (8.40) Fund  Participation  Agreement  dated  October 9, 1995  among  Aetna
          Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation(10)
     (8.41) Sample Administrative  Service Agreement(10)

     (9)  Opinion and Consent of Counsel

     (10) Consent of Independent Auditors

     (11) Not applicable

     (12) Not applicable

     (13.1) Powers of Attorney(16)
     (13.2) Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
7. Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.
8. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
9. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.
13. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
14. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.
15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.
16. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.
17. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

Item 25.   Directors and Principal Officers of the Depositor*
-------------------------------------------------------------

 Name and Principal                     Positions and Offices with
 Business Address                       Depositor

 Keith Gubbay1                          Director and President

 Thomas Joseph McInerney1               Director and Chairman

 Kathleen Ann Murphy1                   Director

 Jacques de Vaucleroy1                  Director and Senior Vice President

 David A. Wheat1                        Director and Chief Financial Officer

 Allan Baker2                           Senior Vice President

 Shaun Mathews2                         Senior Vice President

 Stephen Joseph Preston3                Senior Vice President

 Boyd George Combs1                     Senior Vice President, Tax

 Pamela M. Barcia2                      Vice President

 Linda Beblo3                           Vice President

 Jeoffrey A. Block4                     Vice President

 Kevin L. Christensen4                  Vice President

 Elizabeth A. Clifford3                 Vice President

 Patricia Marie Corbett4                Vice President

 Robert B. DiMartino2                   Vice President

 Shari Ann Enger3                       Vice President

 Steven J. Haun4                        Vice President

 Gregg William Holgate
 5100 W Lemon Street, Suite 213
 Tampa, Florida  33609                  Vice President

 Ronald Christian Hull2                 Vice President

 Frederick C. Litow1                    Vice President

 Todd E. Nevenhoven4                    Vice President

 Laurie M. Tillinghast2                 Vice President

 Christopher Robert Welp4               Vice President

 Mary Broesch3                          Vice President and Actuary

 Bruce T. Campbell2                     Vice President and Actuary

 Dianne Clous2                          Vice President and Actuary

 Richard Lau3                           Vice President and Actuary

 Laurie A. Lombardo2                    Vice President and Actuary

 Mark D. Sperry2                        Vice President and Actuary

 Alice Su3                              Vice President and Actuary

 Lawrence D. Taylor5                    Vice President and Actuary

 Albert Joseph Zlogar3                  Vice President and Appointed Actuary

 Brian John Murphy2                     Vice President and Chief
                                         Compliance Officer

 David Scott Pendergrass1               Vice President and Treasurer

 Dawn Peck1                             Vice President, Assistant Treasurer

 Ira Braunstein1                        Vice President, Investments

 Daniel J. Foley1                       Vice President, Investments

 Christopher P. Lyons1                  Vice President, Investments

 Gregory G. McGreevey1                  Vice President, Investments

 Maurice Melvin Moore1                  Vice President, Investments

 Joseph J. Elmy2                        Vice President, Tax

 Paula Cludray-Engelke6                 Secretary

 Jane A. Boyle2                         Assistant Secretary

 Linda H. Freitag1                      Assistant Secretary

 Daniel F. Hinkel1                      Assistant Secretary

 William Hope1                          Assistant Secretary

 Joseph D. Horan1                       Assistant Secretary

 Terri Wecker Maxwell1                  Assistant Secretary

 Krystal L. Ols6                        Assistant Secretary

 Loralee Ann Renelt6                    Assistant Secretary

 Carol Semplice2                        Assistant Secretary

 Linda Ellen Senker3                    Assistant Secretary

 Patricia M. Smith2                     Assistant Secretary

 Edwina Steffer6                        Assistant Secretary

 John F. Todd2                          Assistant Secretary

 Glenn Allan Black1                     Tax Officer

 Terry L. Owens1                        Tax Officer

 James Taylor1                          Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5 The principal business address of this officer is 1290 Broadway, Denver, Colorado 80203-5699.
6 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
----------------------------------

As of February 29, 2004, there were 12,592 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28. Indemnification
------------------------

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation shall have power to indemnify a person who was or is a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person who is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any civil or criminal proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees and agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4)  provides that any  indemnification  under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal and underwriter as well as the depositor.

Section  20 of  the  ING  Financial  Advisers,  LLC  Limited  Liability  Company
Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------


(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
------------------                         --------------------------

Ronald R. Barhorst
7676 Hazard Ctr. Dr.
San Diego, CA  92108                       Director and President

Robert L. Francis1                         Director and Senior Vice President

Shaun Patrick Mathews2                     Director and Senior Vice President

Allan Baker2                               Senior Vice President

Boyd George Combs3                         Senior Vice President, Tax

Susan J. Stamm2                            Chief Financial Officer

Maryellen R. Allen2                        Vice President

Douglas J. Ambrose1                        Vice President

Louis E. Bachetti
581 Main Street, 4th Fl.
Woodbridge, NJ  07095                      Vice President

Robert H. Barley2                          Vice President

David A. Brounley2                         Vice President

Brian D. Comer2                            Vice President

Keith J. Green3                            Vice President

Brian K. Haendiges2                        Vice President

Brian P. Harrington4                       Vice President

Bernard P. Heffernon
10740 Nall Ave., Ste. 120
Overland Park, KS  66211                   Vice President

William S. Jasien4                         Vice President

David Kelsey2                              Vice President

Mary Ann Langevin2                         Vice President

Christina Lareau2                          Vice President

Katherine E. Lewis
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226                       Vice President

Susan J. K. Lewis
16530 Ventura Blvd., Ste. 600
Encino, CA  91436                          Vice President

David J. Linney
2900 N. Loop W., Ste. 180
Houston, TX  77092                         Vice President

Frederick C. Litow3                        Vice President

Mark R. Luckinbill
2841 Plaza Place, Ste. 210
Raleigh, NC  27612                         Vice President

Christine Cannon Marcks2                   Vice President

Richard T. Mason
440 S. Warren St., Ste. 702
Syracuse, NY  13202                        Vice President

Pamela L. Mulvey2                          Vice President

Scott T. Neeb1                             Vice President

Ethel Pippin2                              Vice President

Mary Kathleen Reid2                        Vice President

Deborah Rubin4                             Vice President

Frank W. Snodgrass
150 4th Ave., N., Ste. 410
Nashville, TN  37219                       Vice President

Terran Titus2                              Vice President

Bess B. Twyman2                            Vice President

S. Bradford Vaughan, Jr.
601 Union St., Ste. 810
Seattle, WA  98101                         Vice President

Judeen T. Wrinn2                           Vice President

Therese M. Squillacote2                    Vice President and
                                           Chief Compliance Officer

David Scott Pendergrass1                   Vice President and Treasurer

Joseph Elmy2                               Vice President, Tax

Paula Cludray-Engelke5                     Secretary

Loralee Ann Renelt5                        Assistant Secretary

John F. Todd2                              Assistant Secretary

Robert J. Scalise2                         Assistant Treasurer

Glenn Allan Black3                         Tax Officer

G. Michael Fell3 Tax Officer

Terry L. Owens3                            Tax Officer

James Taylor3                              Tax Officer

1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

 (c) Compensation to Principal Underwriter:

 (1)                     (2)                         (3)                (4)                 (5)
 Name of               Net Underwriting           Compensation
 Principal             Discounts and              on Redemption         Brokerage
 Underwriter           Commissions                or Annuitization      Commissions         Compensation*
 -----------           -----------                ----------------      -----------         -------------
 ING Financial Advisers, LLC                                                                 $7,018.08



* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account I of ING Insurance Company of America during 2003.

Item 30. Location of Accounts and Records
-----------------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Insurance Company of America at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services
----------------------------

Not applicable

Item 32. Undertakings
---------------------

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 19th day of April, 2004.


                          VARIABLE ANNUITY ACCOUNT I OF
                        ING INSURANCE COMPANY OF AMERICA
                                  (Registrant)

                       By: ING INSURANCE COMPANY OF AMERICA
                                   (Depositor)

                                By: Keith Gubbay*
                                    -------------
                                    Keith Gubbay
                                     President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                               Date
---------                             -----                               ----

Keith Gubbay*                        Director and President                 )
------------------------------------                                        )
Keith Gubbay                         (principal executive officer)          )
                                                                            )
Thomas J. McInerney*                 Director                  April 19, 2004
------------------------------------                                        )
Thomas J. McInerney                                                         )
                                                                            )
Kathleen A. Murphy*                   Director                              )
------------------------------------                                        )
Kathleen A. Murphy                                                          )
                                                                            )
Jacques de Vaucleroy*                 Director                              )
------------------------------------                                        )
Jacques de Vaucleroy                                                        )
                                                                            )
David Wheat*                          Director and Chief Financial Officer  )
------------------------------------                                        )
David Wheat                           (principal accounting officer)        )

By:       /s/ Linda E. Senker
          -------------------
          Linda E. Senker
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Exhibit No.                    Exhibit
-----------                    -------

99-B.9                  Opinion and Consent of Counsel
                                                              -----------------

99-B.10                 Consent of Independent Auditors
                                                               ----------------